Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
January 31, 2024
(Unaudited)
Shares Value
PREFERRED STOCKS — 0.2%
UNITED STATES — 0.2%
27,600 MetLife, Inc., Series F, 4.75% ..... $ 593,676
38,900 Morgan Stanley, Series K, 5.85% ... 960,830
31,500 Public Storage, Series O, 3.90% .... 569,835
28,500 US Bancorp, Series L, 3.75% ...... 491,910
122,100 Wells Fargo & Co., Series Z, 4.75% . 2,537,238
Total Preferred Stocks
(Cost $6,547,571)
5,153,489
EXCHANGE-TRADED FUNDS — 14.8%
UNITED STATES — 14.8%
5,091,215 Invesco Preferred ETF ........... 60,381,810
1,751,797 iShares JP Morgan USD Emerging
Markets Bond ETF ......... 154,123,100
470,830 iShares MBS ETF .............. 44,163,854
1,249,478 SPDR Bloomberg Convertible
Securities ETF ............. 88,887,865
Total Exchange-Traded Funds
(Cost $382,206,309)
347,556,629
Principal
Amount
CORPORATE BONDS — 7.1%
AUSTRALIA — 0.1%
$ 500,000 FMG Resources August 2006 Pty Ltd.,
4.50%, 09/15/27(a) ......... 480,754
400,000 FMG Resources August 2006 Pty Ltd.,
6.13%, 04/15/32(a) ......... 395,688
425,000 Mineral Resources Ltd.,
9.25%, 10/01/28(a) ......... 447,589
1,324,031
AUSTRIA — 0.0%
625,000 Benteler International AG,
10.50%, 05/15/28(a) ........ 668,438
BERMUDA — 0.1%
1,500,000 Carnival Holdings Bermuda Ltd.,
10.38%, 05/01/28(a) ........ 1,644,419
CANADA — 0.3%
425,000 Baytex Energy Corp.,
8.50%, 04/30/30(a) ......... 441,293
450,000 Bombardier, Inc.,
7.50%, 02/01/29(a) ......... 459,012
1,250,000 Brookfield Residential Properties, Inc./
Brookfield Residential US LLC,
6.25%, 09/15/27(a) ......... 1,214,516
450,000 ERO Copper Corp.,
6.50%, 02/15/30(a) ......... 410,625
Principal
Amount Value
CANADA (continued)
$ 550,000 Garda World Security Corp.,
7.75%, 02/15/28(a) ......... $ 558,214
575,000 GFL Environmental, Inc.,
3.75%, 08/01/25(a) ......... 559,199
175,000 GFL Environmental, Inc.,
6.75%, 01/15/31(a) ......... 178,929
750,000 Hudbay Minerals, Inc.,
6.13%, 04/01/29(a) ......... 739,082
100,000 Husky Injection Molding Systems
Ltd./Titan Co-Borrower LLC,
9.00%, 02/15/29(a) ......... 100,000
475,000 Kronos Acquisition Holdings, Inc./
KIK Custom Products, Inc.,
5.00%, 12/31/26(a) ......... 459,140
550,000 Kronos Acquisition Holdings, Inc./
KIK Custom Products, Inc.,
7.00%, 12/31/27(a) ......... 532,125
235,000 NOVA Chemicals Corp.,
4.88%, 06/01/24(a) ......... 233,114
500,000 NOVA Chemicals Corp.,
5.00%, 05/01/25(a) ......... 487,428
25,000 NOVA Chemicals Corp.,
5.25%, 06/01/27(a) ......... 23,213
600,000 Ontario Gaming GTA LP,
8.00%, 08/01/30(a) ......... 625,500
7,021,390
CAYMAN ISLANDS — 0.0%
631,125 Seagate HDD Cayman,
9.63%, 12/01/32 ........... 724,216
FRANCE — 0.0%
600,000 Altice France SA,
5.50%, 01/15/28(a) ......... 474,513
650,000 Constellium SE,
5.63%, 06/15/28(a) ......... 635,277
1,109,790
IRELAND — 0.1%
500,000 Castlelake Aviation Finance DAC,
5.00%, 04/15/27(a) ......... 474,622
1,200,000 Cimpress Plc,
7.00%, 06/15/26 ........... 1,182,000
1,656,622
ITALY — 0.1%
1,350,000 Intesa Sanpaolo SpA,
(1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
2.750%),
4.95%, 06/01/42(a)(b) ....... 978,133

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
ITALY (continued)
$ 1,525,000 UniCredit SpA,
(USD Swap Rate 11:00 am NY 5
+ 3.703%),
5.86%, 06/19/32(a)(b) ....... $ 1,494,103
2,472,236
JAPAN — 0.0%
1,100,000 Nissan Motor Co. Ltd.,
4.81%, 09/17/30(a) ......... 1,027,659
LUXEMBOURG — 0.2%
1,075,000 Altice Financing SA,
5.00%, 01/15/28(a) ......... 965,050
1,000,000 Altice France Holding SA,
6.00%, 02/15/28(a) ......... 446,534
925,000 Connect Finco SARL/Connect US
Finco LLC,
6.75%, 10/01/26(a) ......... 907,573
1,000,000 Intelsat Jackson Holdings SA,
6.50%, 03/15/30(a) ......... 944,747
425,000 Telecom Italia Capital SA,
6.38%, 11/15/33 ........... 411,965
3,675,869
MALTA — 0.0%
475,000 VistaJet Malta Finance Plc/Vista
Management Holding, Inc.,
9.50%, 06/01/28(a) ......... 401,375
NETHERLANDS — 0.1%
250,000 Axalta Coating Systems Dutch
Holding B BV,
7.25%, 02/15/31(a) ......... 260,313
460,000 Sigma Holdco BV,
7.88%, 05/15/26(a) ......... 433,753
500,000 Sunrise HoldCo IV BV,
5.50%, 01/15/28(a) ......... 476,445
675,000 Trivium Packaging Finance BV,
8.50%, 08/15/27(a) ......... 660,061
1,830,572
UNITED KINGDOM — 0.1%
1,050,000 Jaguar Land Rover Automotive Plc,
5.50%, 07/15/29(a) ......... 1,007,094
975,000 Macquarie Airfinance Holdings Ltd.,
8.38%, 05/01/28(a) ......... 1,024,189
500,000 Macquarie Airfinance Holdings Ltd.,
8.13%, 03/30/29(a) ......... 519,896
2,551,179
UNITED STATES — 6.0%
900,000 Acrisure LLC/Acrisure Finance, Inc.,
6.00%, 08/01/29(a) ......... 826,753
Principal
Amount Value
UNITED STATES (continued)
$ 650,000 AdaptHealth LLC,
6.13%, 08/01/28(a) ......... $ 569,062
450,000 Adient Global Holdings Ltd.,
8.25%, 04/15/31(a) ......... 475,297
1,175,000 Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons
LLC,
5.88%, 02/15/28(a) ......... 1,172,256
550,000 Alliant Holdings Intermediate LLC/
Alliant Holdings Co-Issuer,
7.00%, 01/15/31(a) ......... 555,830
750,000 Allison Transmission, Inc.,
5.88%, 06/01/29(a) ......... 745,358
381,965 Ambac Assurance Corp.,
5.10%(a)(c) ............... 498,464
375,000 American Airlines, Inc./AAdvantage
Loyalty IP Ltd.,
5.50%, 04/20/26(a) ......... 371,241
1,025,000 American Airlines, Inc./AAdvantage
Loyalty IP Ltd.,
5.75%, 04/20/29(a) ......... 1,007,298
550,000 American Axle & Manufacturing, Inc.,
6.50%, 04/01/27 ........... 548,268
950,000 American Builders & Contractors
Supply Co., Inc.,
3.88%, 11/15/29(a) ......... 846,619
1,225,000 AMN Healthcare, Inc.,
4.63%, 10/01/27(a) ......... 1,167,670
520,000 Antero Resources Corp.,
8.38%, 07/15/26(a) ......... 539,585
975,000 Archrock Partners LP/Archrock
Partners Finance Corp.,
6.25%, 04/01/28(a) ......... 960,375
875,000 Ascent Resources Utica Holdings LLC/
ARU Finance Corp.,
8.25%, 12/31/28(a) ......... 895,302
630,000 Bank of New York Mellon Corp.
(The), Series F,
(3 mo. Term SOFR + 3.393%),
4.63%(b)(c) ............... 600,037
1,000,000 Bath & Body Works, Inc.,
6.63%, 10/01/30(a) ......... 1,013,267
625,000 Berry Global, Inc.,
5.63%, 07/15/27(a) ......... 619,738
1,000,000 Blue Racer Midstream LLC/Blue Racer
Finance Corp.,
6.63%, 07/15/26(a) ......... 994,957
240,000 Bread Financial Holdings, Inc.,
7.00%, 01/15/26(a) ......... 241,247

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 850,000 Bread Financial Holdings, Inc.,
9.75%, 03/15/29(a) ......... $ 848,835
500,000 Brinker International, Inc.,
8.25%, 07/15/30(a) ......... 523,445
1,050,000 Brink's Co. (The),
5.50%, 07/15/25(a) ......... 1,044,299
625,000 Buckeye Partners LP,
4.50%, 03/01/28(a) ......... 586,891
1,200,000 Builders FirstSource, Inc.,
4.25%, 02/01/32(a) ......... 1,078,267
475,000 Burford Capital Global Finance LLC,
9.25%, 07/01/31(a) ......... 495,330
951,000 Caesars Entertainment, Inc.,
8.13%, 07/01/27(a) ......... 975,024
1,200,000 Caesars Entertainment, Inc.,
4.63%, 10/15/29(a) ......... 1,095,512
450,000 Caesars Entertainment, Inc.,
7.00%, 02/15/30(a) ......... 463,608
500,000 Calpine Corp.,
5.25%, 06/01/26(a) ......... 492,023
1,175,000 Calpine Corp.,
5.00%, 02/01/31(a) ......... 1,066,081
575,000 Calpine Corp.,
3.75%, 03/01/31(a) ......... 501,619
500,000 Camelot Return Merger Sub, Inc.,
8.75%, 08/01/28(a) ......... 512,422
775,000 Carnival Corp.,
5.75%, 03/01/27(a) ......... 764,517
1,250,000 CCO Holdings LLC/CCO Holdings
Capital Corp.,
4.50%, 08/15/30(a) ......... 1,086,259
1,000,000 CCO Holdings LLC/CCO Holdings
Capital Corp.,
4.25%, 02/01/31(a) ......... 850,107
1,600,000 CCO Holdings LLC/CCO Holdings
Capital Corp.,
4.50%, 06/01/33(a) ......... 1,310,319
1,670,000 Charles Schwab Corp. (The), Series H,
(10 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
3.079%),
4.00%(b)(c) ............... 1,386,466
400,000 Chart Industries, Inc.,
7.50%, 01/01/30(a) ......... 411,669
825,000 Chesapeake Energy Corp.,
5.88%, 02/01/29(a) ......... 819,332
321,000 CHS/Community Health Systems,
Inc.,
8.00%, 03/15/26(a) ......... 318,728
Principal
Amount Value
UNITED STATES (continued)
$ 750,000 CHS/Community Health Systems,
Inc.,
6.00%, 01/15/29(a) ......... $ 675,263
1,250,000 Churchill Downs, Inc.,
4.75%, 01/15/28(a) ......... 1,190,545
800,000 Churchill Downs, Inc.,
5.75%, 04/01/30(a) ......... 772,159
600,000 CITGO Petroleum Corp.,
7.00%, 06/15/25(a) ......... 599,868
875,000 Civitas Resources, Inc.,
8.63%, 11/01/30(a) ......... 937,150
1,200,000 Clear Channel Outdoor Holdings,
Inc.,
5.13%, 08/15/27(a) ......... 1,130,146
450,000 Clydesdale Acquisition Holdings, Inc.,
8.75%, 04/15/30(a) ......... 427,490
1,325,000 Cogent Communications Group, Inc.,
7.00%, 06/15/27(a) ......... 1,329,247
750,000 Cornerstone Building Brands, Inc.,
6.13%, 01/15/29(a) ......... 665,625
425,000 Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US LLC,
6.63%, 07/15/30(a) ......... 434,316
1,150,000 Crescent Energy Finance LLC,
9.25%, 02/15/28(a) ......... 1,193,864
1,000,000 CSC Holdings LLC,
6.50%, 02/01/29(a) ......... 852,600
1,000,000 CSC Holdings LLC,
4.50%, 11/15/31(a) ......... 717,564
1,025,000 Dana, Inc.,
4.50%, 02/15/32 ........... 881,254
925,000 Darling Ingredients, Inc.,
6.00%, 06/15/30(a) ......... 919,512
650,000 Directv Financing LLC/Directv
Financing Co-Obligor, Inc.,
5.88%, 08/15/27(a) ......... 619,490
625,000 DISH Network Corp.,
11.75%, 11/15/27(a) ........ 651,054
1,000,000 DT Midstream, Inc.,
4.13%, 06/15/29(a) ......... 916,278
1,532,000 Edgewell Personal Care Co.,
4.13%, 04/01/29(a) ......... 1,392,205
1,050,000 EQM Midstream Partners LP,
6.50%, 07/01/27(a) ......... 1,063,342
925,000 EQM Midstream Partners LP,
6.50%, 07/15/48 ........... 945,153
450,000 EquipmentShare.com, Inc.,
9.00%, 05/15/28(a) ......... 458,302

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 226,000 Evergreen Acqco 1 LP/TVI, Inc.,
9.75%, 04/26/28(a) ......... $ 240,654
500,000 Ford Motor Credit Co. LLC,
4.00%, 11/13/30 ........... 446,047
775,000 Fortrea Holdings, Inc.,
7.50%, 07/01/30(a) ......... 790,500
800,000 Frontier Communications Holdings
LLC,
8.75%, 05/15/30(a) ......... 819,658
750,000 Frontier Communications Holdings
LLC,
8.63%, 03/15/31(a) ......... 761,078
500,000 GCI LLC,
4.75%, 10/15/28(a) ......... 458,365
722,000 Global Infrastructure Solutions, Inc.,
5.63%, 06/01/29(a) ......... 652,994
475,000 GrafTech Global Enterprises, Inc.,
9.88%, 12/15/28(a) ......... 354,948
750,000 Gray Television, Inc.,
5.38%, 11/15/31(a) ......... 589,764
275,000 GTCR W-2 Merger Sub LLC,
7.50%, 01/15/31(a) ......... 288,406
675,000 Gulfport Energy Corp.,
8.00%, 05/17/26(a) ......... 678,375
1,050,000 H&E Equipment Services, Inc.,
3.88%, 12/15/28(a) ......... 954,090
1,050,000 Hanesbrands, Inc.,
4.88%, 05/15/26(a) ......... 1,013,220
1,175,000 Harvest Midstream I LP,
7.50%, 09/01/28(a) ......... 1,186,914
775,000 HAT Holdings I LLC/HAT Holdings
II LLC REIT,
3.38%, 06/15/26(a) ......... 723,226
1,050,000 Hilcorp Energy I LP/Hilcorp Finance
Co.,
6.00%, 02/01/31(a) ......... 1,008,305
1,125,000 Hilton Grand Vacations Borrower
Escrow LLC,
4.88%, 07/01/31(a) ......... 997,651
375,000 Hilton Grand Vacations Borrower
Escrow LLC,
6.63%, 01/15/32(a) ......... 376,194
450,000 Howard Hughes Corp. (The),
4.38%, 02/01/31(a) ......... 389,752
500,000 Icahn Enterprises LP/Icahn Enterprises
Finance Corp.,
6.38%, 12/15/25 ........... 491,914
775,000 Icahn Enterprises LP/Icahn Enterprises
Finance Corp.,
9.75%, 01/15/29(a) ......... 794,538
Principal
Amount Value
UNITED STATES (continued)
$ 575,000 Icahn Enterprises LP/Icahn Enterprises
Finance Corp.,
4.38%, 02/01/29 ........... $ 480,533
450,000 IRB Holding Corp.,
7.00%, 06/15/25(a) ......... 448,357
850,000 Iron Mountain, Inc. REIT,
5.25%, 07/15/30(a) ......... 801,664
450,000 JELD-WEN, Inc.,
4.88%, 12/15/27(a) ......... 427,231
4,810,000 JP Morgan Chase & Co., Series HH,
(3 mo. Term SOFR + 3.125%),
4.60%(b)(c) ............... 4,689,001
1,250,000 Kaiser Aluminum Corp.,
4.50%, 06/01/31(a) ......... 1,067,322
675,000 Kennedy-Wilson, Inc.,
4.75%, 02/01/30 ........... 548,174
575,000 Ladder Capital Finance Holdings
LLLP/Ladder Capital Finance
Corp. REIT,
4.25%, 02/01/27(a) ......... 532,239
675,000 Ladder Capital Finance Holdings
LLLP/Ladder Capital Finance
Corp. REIT,
4.75%, 06/15/29(a) ......... 605,280
925,000 LCM Investments Holdings II LLC,
4.88%, 05/01/29(a) ......... 833,345
300,000 LCM Investments Holdings II LLC,
8.25%, 08/01/31(a) ......... 307,830
750,000 Level 3 Financing, Inc.,
4.25%, 07/01/28(a) ......... 251,250
575,000 Light & Wonder International, Inc.,
7.00%, 05/15/28(a) ......... 579,899
325,000 Light & Wonder International, Inc.,
7.50%, 09/01/31(a) ......... 338,187
550,000 Live Nation Entertainment, Inc.,
4.88%, 11/01/24(a) ......... 546,700
600,000 Live Nation Entertainment, Inc.,
5.63%, 03/15/26(a) ......... 593,766
500,000 Masonite International Corp.,
3.50%, 02/15/30(a) ......... 431,154
800,000 Match Group Holdings II LLC,
5.00%, 12/15/27(a) ......... 773,974
500,000 Mauser Packaging Solutions Holding
Co.,
7.88%, 08/15/26(a) ......... 505,833
500,000 Mauser Packaging Solutions Holding
Co.,
9.25%, 04/15/27(a) ......... 482,619

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 625,000 Maxim Crane Works Holdings Capital
LLC,
11.50%, 09/01/28(a) ........ $ 653,125
1,300,000 Medline Borrower LP,
3.88%, 04/01/29(a) ......... 1,175,406
825,000 Midcap Financial Issuer Trust,
6.50%, 05/01/28(a) ......... 753,464
750,000 Midcontinent Communications/
Midcontinent Finance Corp.,
5.38%, 08/15/27(a) ......... 726,600
900,000 MIWD Holdco II LLC/MIWD
Finance Corp.,
5.50%, 02/01/30(a) ......... 817,074
650,000 ModivCare, Inc.,
5.88%, 11/15/25(a) ......... 645,450
600,000 MPT Operating Partnership LP/MPT
Finance Corp. REIT,
4.63%, 08/01/29 ........... 405,779
600,000 Nationstar Mortgage Holdings, Inc.,
5.75%, 11/15/31(a) ......... 551,246
1,400,000 Navient Corp.,
6.75%, 06/25/25 ........... 1,408,785
875,000 NCL Corp. Ltd.,
8.38%, 02/01/28(a) ......... 919,500
1,000,000 NCR Voyix Corp.,
5.13%, 04/15/29(a) ......... 941,198
350,000 Neptune Bidco US, Inc.,
9.29%, 04/15/29(a) ......... 334,332
1,425,000 New Enterprise Stone & Lime Co.,
Inc.,
5.25%, 07/15/28(a) ......... 1,369,140
500,000 Newell Brands, Inc.,
6.38%, 09/15/27 ........... 491,212
550,000 Nexstar Media, Inc.,
4.75%, 11/01/28(a) ......... 503,772
1,000,000 NFP Corp.,
4.88%, 08/15/28(a) ......... 990,000
975,000 Northern Oil & Gas, Inc.,
8.13%, 03/01/28(a) ......... 990,177
575,000 Novelis Corp.,
3.25%, 11/15/26(a) ......... 538,357
1,350,000 Novelis Corp.,
3.88%, 08/15/31(a) ......... 1,172,348
1,000,000 Occidental Petroleum Corp.,
4.30%, 08/15/39 ........... 820,970
500,000 Olin Corp.,
5.00%, 02/01/30 ........... 473,635
900,000 Olympus Water US Holding Corp.,
9.75%, 11/15/28(a) ......... 959,889
Principal
Amount Value
UNITED STATES (continued)
$ 600,000 OneMain Finance Corp.,
5.38%, 11/15/29 ........... $ 555,173
1,000,000 Open Text Holdings, Inc.,
4.13%, 02/15/30(a) ......... 905,907
1,325,000 Open Text Holdings, Inc.,
4.13%, 12/01/31(a) ......... 1,170,909
1,075,000 Organon & Co./Organon Foreign
Debt Co-Issuer BV,
5.13%, 04/30/31(a) ......... 919,898
1,425,000 Pactiv Evergreen Group Issuer LLC/
Pactiv Evergreen Group Issuer,
Inc.,
4.38%, 10/15/28(a) ......... 1,329,525
1,221,000 Performance Food Group, Inc.,
5.50%, 10/15/27(a) ......... 1,198,606
500,000 PetSmart, Inc./PetSmart Finance
Corp.,
4.75%, 02/15/28(a) ......... 467,119
875,000 Post Holdings, Inc.,
4.63%, 04/15/30(a) ......... 804,768
1,225,000 Prestige Brands, Inc.,
3.75%, 04/01/31(a) ......... 1,062,292
575,000 Prime Healthcare Services, Inc.,
7.25%, 11/01/25(a) ......... 572,125
425,000 Rain Carbon, Inc.,
12.25%, 09/01/29(a) ........ 422,875
554,000 Raising Cane's Restaurants LLC,
9.38%, 05/01/29(a) ......... 596,048
525,000 Range Resources Corp.,
8.25%, 01/15/29 ........... 544,548
500,000 Rockies Express Pipeline LLC,
3.60%, 05/15/25(a) ......... 485,196
875,000 Royal Caribbean Cruises Ltd.,
11.63%, 08/15/27(a) ........ 952,345
825,000 Royal Caribbean Cruises Ltd.,
9.25%, 01/15/29(a) ......... 887,203
500,000 Royal Caribbean Cruises Ltd.,
8.25%, 01/15/29(a) ......... 531,647
675,000 SCIL IV LLC/SCIL USA Holdings
LLC,
5.38%, 11/01/26(a) ......... 656,152
275,000 Sealed Air Corp.,
7.25%, 02/15/31(a) ......... 287,476
1,000,000 Service Properties Trust REIT,
7.50%, 09/15/25 ........... 1,015,081
425,000 Service Properties Trust REIT,
5.25%, 02/15/26 ........... 411,328
25,000 Service Properties Trust REIT,
5.50%, 12/15/27 ........... 23,517

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 650,000 Simmons Foods, Inc./Simmons
Prepared Foods, Inc./Simmons
Pet Food, Inc./Simmons Feed,
4.63%, 03/01/29(a) ......... $ 558,923
1,025,000 Sirius XM Radio, Inc.,
3.13%, 09/01/26(a) ......... 955,769
1,155,000 Six Flags Entertainment Corp.,
4.88%, 07/31/24(a) ......... 1,143,450
300,000 Six Flags Entertainment Corp.,
7.25%, 05/15/31(a) ......... 306,000
900,000 Smyrna Ready Mix Concrete LLC,
8.88%, 11/15/31(a) ......... 945,365
650,000 Southwestern Energy Co.,
4.75%, 02/01/32 ........... 601,353
425,000 Spirit AeroSystems, Inc.,
9.38%, 11/30/29(a) ......... 460,525
800,000 Starwood Property Trust, Inc. REIT,
3.63%, 07/15/26(a) ......... 740,178
1,100,000 Station Casinos LLC,
4.63%, 12/01/31(a) ......... 987,250
650,000 Summit Materials LLC/Summit
Materials Finance Corp.,
5.25%, 01/15/29(a) ......... 625,625
1,150,000 Tallgrass Energy Partners LP/Tallgrass
Energy Finance Corp.,
6.00%, 12/31/30(a) ......... 1,067,961
1,000,000 TEGNA, Inc.,
5.00%, 09/15/29 ........... 926,660
1,350,000 Tenet Healthcare Corp.,
5.13%, 11/01/27 ........... 1,318,006
500,000 Tenet Healthcare Corp.,
6.13%, 10/01/28 ........... 497,500
650,000 TransDigm, Inc.,
6.25%, 03/15/26(a) ......... 649,102
700,000 TransDigm, Inc.,
7.13%, 12/01/31(a) ......... 729,863
925,000 TriNet Group, Inc.,
7.13%, 08/15/31(a) ......... 944,539
1,650,000 Truist Financial Corp., Series N,
(5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
3.003%),
4.80%(b)(c) ............... 1,570,800
375,000 United Natural Foods, Inc.,
6.75%, 10/15/28(a) ......... 315,000
925,000 United Wholesale Mortgage LLC,
5.50%, 04/15/29(a) ......... 873,602
550,000 Uniti Group LP/Uniti Group Finance,
Inc./CSL Capital LLC REIT,
10.50%, 02/15/28(a) ........ 559,960
Principal
Amount Value
UNITED STATES (continued)
$ 750,000 Univision Communications, Inc.,
8.00%, 08/15/28(a) ......... $ 762,810
825,000 USA Compression Partners LP/USA
Compression Finance Corp.,
6.88%, 09/01/27 ........... 824,411
950,000 Venture Global LNG, Inc.,
8.13%, 06/01/28(a) ......... 965,239
225,000 Venture Global LNG, Inc.,
9.50%, 02/01/29(a) ......... 238,565
725,000 Venture Global LNG, Inc.,
8.38%, 06/01/31(a) ......... 735,879
500,000 Vibrantz Technologies, Inc.,
9.00%, 02/15/30(a) ......... 415,000
500,000 Viking Cruises Ltd.,
5.88%, 09/15/27(a) ......... 484,195
575,000 Vistra Operations Co. LLC,
4.38%, 05/01/29(a) ......... 531,897
225,000 Vital Energy, Inc.,
10.13%, 01/15/28 .......... 235,671
950,000 Vital Energy, Inc.,
9.75%, 10/15/30 ........... 1,010,103
425,000 VOC Escrow Ltd.,
5.00%, 02/15/28(a) ......... 405,833
525,000 WASH Multifamily Acquisition, Inc.,
5.75%, 04/15/26(a) ......... 509,066
750,000 WESCO Distribution, Inc.,
7.25%, 06/15/28(a) ......... 771,014
875,000 WR Grace Holdings LLC,
4.88%, 06/15/27(a) ......... 834,926
239,000 Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp.,
5.50%, 03/01/25(a) ......... 238,829
1,075,000 Wynn Resorts Finance LLC/Wynn
Resorts Capital Corp.,
5.13%, 10/01/29(a) ......... 1,016,003
300,000 ZF North America Capital, Inc.,
7.13%, 04/14/30(a) ......... 316,494
575,000 ZipRecruiter, Inc.,
5.00%, 01/15/30(a) ......... 512,165
140,339,483
Total Corporate Bonds
(Cost $169,109,515)
166,447,279

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
ASSET-BACKED SECURITIES — 17.6%
CAYMAN ISLANDS — 1.1%
Collateralized Loan Obligations — 1.1%
$ 1,000,000 Apidos CLO XV, Series 2013-15A,
Class ERR,
(3 mo. Term SOFR + 5.962%),
11.28%, 04/20/31(a)(b) ...... $ 960,016
5,000,000 Atrium VIII, Series 8A, Class SUB,
12.51%, 10/23/24(a)(b)(d) ... 6,500
12,131,250 Atrium XIII, Series 13A, Class SUB,
2.22%, 11/21/47(a)(b)(d) .... 5,359,322
17,550,000 CBAM Ltd., Series 2019-10A,
Class SUB,
8.10%, 04/20/32(a)(b)(d) .... 7,855,115
9,915,625 Cedar Funding VII CLO Ltd., Series
2018-7A, Class SUB,
8.00%, 01/20/31(a)(b)(d) .... 2,427,508
5,000,000 Romark CLO II Ltd., Series 2018-2A,
Class SUB,
8.34%, 07/25/31(a)(b)(d) .... 1,514,510
5,000,000 Romark CLO Ltd., Series 2017-1A,
Class SUB,
9.35%, 10/23/30(a)(b)(d) .... 1,234,461
7,500,000 Romark WM-R Ltd., Series 2018-1A,
Class F,
(3 mo. Term SOFR + 8.362%),
13.68%, 04/20/31(a)(b)(d) ... 5,890,479
25,247,911
UNITED STATES — 16.5%
Other Asset-Backed Securities — 16.5%
3,225,248 510 Loan Acquisition Trust, Series
2020-1, Class A, STEP,
8.11%, 09/25/60(a) ......... 3,215,038
190,795 Aegis Asset-Backed Securities
Corp. Mortgage Pass-Through
Certificates, Series 2003-3,
Class M1,
(1 mo. Term SOFR + 1.164%),
6.50%, 01/25/34(b) ......... 186,961
8,381,747 Ajax Mortgage Loan Trust, Series
2023-B, Class A, STEP,
4.25%, 10/25/62(a) ......... 8,121,810
873,700 Ajax Mortgage Loan Trust, Series
2023-B, Class B, STEP,
4.25%, 10/25/62(a) ......... 768,319
2,101,995 Ajax Mortgage Loan Trust, Series
2023-B, Class C,
3.36%, 10/25/62(a)(e) ....... 717,485
481,280 Ajax Mortgage Loan Trust, Series
2023-B, Class SA,
1.17%, 10/25/62(a)(e) ....... 362,673
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 5,000,000 Ameriquest Mortgage Securities, Inc.
Asset-Backed Pass-Through
Certificates, Series 2005-R3,
Class M7,
(1 mo. Term SOFR + 2.094%),
7.43%, 05/25/35(b) ......... $ 4,019,505
1,750,000 AMSR Trust, Series 2020-SFR1,
Class G,
4.31%, 04/17/37(a) ......... 1,682,299
6,000,000 AMSR Trust, Series 2020-SFR5,
Class F,
2.69%, 11/17/37(a) ......... 5,623,961
1,800,000 AMSR Trust, Series 2023-SFR2,
Class F1,
3.95%, 06/17/40(a) ......... 1,488,105
2,230,000 AMSR Trust, Series 2023-SFR2,
Class F2,
3.95%, 06/17/40(a) ......... 1,779,274
7,031,474 Argent Mortgage Loan Trust, Series
2005-W1, Class A2,
(1 mo. Term SOFR + 0.594%),
5.93%, 05/25/35(b) ......... 5,299,078
4,720,672 Argent Securities, Inc. Asset-Backed
Pass-Through Certificates, Series
2005-W5, Class M1,
(1 mo. Term SOFR + 0.804%),
6.14%, 01/25/36(b) ......... 4,372,705
6,033,933 Asset Backed Securities Corp. Home
Equity Loan Trust, Series 2006-
HE1, Class M2,
(1 mo. Term SOFR + 0.744%),
3.95%, 01/25/36(b) ......... 5,121,894
5,740,000 BankAmerica Manufactured Housing
Contract Trust, Series 1997-2,
Class B1,
7.07%, 02/10/22(b) ......... 1,166,661
5,000,000 BankAmerica Manufactured Housing
Contract Trust, Series 1998-2,
Class B1,
7.93%, 12/10/25(b) ......... 822,494
12,023,264 Barclays Mortgage Trust, Series 2021-
NPL1, Class A, STEP,
2.00%, 11/25/51(a) ......... 11,487,000
1,177,500 Barclays Mortgage Trust, Series 2021-
NPL1, Class B, STEP,
4.63%, 11/25/51(a) ......... 1,091,508
2,584,275 Barclays Mortgage Trust, Series 2021-
NPL1, Class C,
0.00%, 11/25/51(a)( e ) ....... 2,957,026

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 5,483,273 Bayview Financial Revolving Asset
Trust, Series 2004-B, Class A1,
(1 mo. Term SOFR + 1.114%),
6.45%, 05/28/39(a)(b) ....... $ 4,575,703
1,210,738 Bayview Financial Revolving Asset
Trust, Series 2004-B, Class A2,
(1 mo. Term SOFR + 1.414%),
6.75%, 05/28/39(a)(b) ....... 610,212
712,911 Bayview Financial Revolving Asset
Trust, Series 2005-E, Class A1,
(1 mo. Term SOFR + 1.114%),
6.45%, 12/28/40(a)(b) ....... 705,710
1,497,273 Bayview Financial Revolving Asset
Trust, Series 2005-E, Class A2A,
(1 mo. Term SOFR + 1.044%),
6.38%, 12/28/40(a)(b) ....... 1,471,886
908,185 Bear Stearns Asset Backed Securities
I Trust, Series 2005-TC1,
Class M4,
(1 mo. Term SOFR + 1.914%),
5.18%, 05/25/35(b) ......... 891,441
1,811,379 Bear Stearns Asset Backed Securities
I Trust, Series 2006-HE1,
Class 1M4,
(1 mo. Term SOFR + 1.134%),
5.23%, 12/25/35(b) ......... 2,698,754
2,790,378 Bear Stearns Asset Backed Securities
I Trust, Series 2006-HE10,
Class 22A,
(1 mo. Term SOFR + 0.254%),
5.28%, 12/25/36(b) ......... 3,877,631
4,650,000 Bear Stearns Asset Backed Securities
Trust, Series 2006-SD1,
Class M3,
(1 mo. Term SOFR + 2.364%),
7.70%, 04/25/36(b) ......... 4,704,851
4,884,740 Carrington Mortgage Loan Trust,
Series 2007-FRE1, Class A4,
(1 mo. Term SOFR + 0.534%),
5.87%, 12/26/36(b) ......... 3,911,381
7,263,384 Carrington Mortgage Loan Trust,
Series 2007-FRE1, Class M1,
(1 mo. Term SOFR + 0.614%),
5.95%, 02/25/37(b) ......... 5,405,257
5,009,489 Cascade MH Asset Trust, Series 2019-
MH1, Class A,
4.00%, 11/25/44(a)(b) ....... 4,815,184
3,100,000 CFMT LLC, Series 2021-HB7,
Class M3,
3.85%, 10/27/31(a)(b) ....... 2,905,151
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 3,400,000 CFMT LLC, Series 2023-HB11,
Class M2,
4.00%, 02/25/37(a)(b) ....... $ 2,982,007
6,000,000 CIT Mortgage Loan Trust, Series
2007-1, Class 1M2,
(1 mo. Term SOFR + 1.864%),
7.20%, 10/25/37(a)(b) ....... 5,467,574
3,766,500 CIT Mortgage Loan Trust, Series
2007-1, Class 2M2,
(1 mo. Term SOFR + 1.864%),
7.20%, 10/25/37(a)(b) ....... 3,380,773
2,875,301 Citigroup Mortgage Loan Trust, Series
2007-AHL2, Class A3B,
(1 mo. Term SOFR + 0.314%),
5.65%, 05/25/37(b) ......... 1,862,805
77,262 Citigroup Mortgage Loan Trust, Series
2007-AHL2, Class A3C,
(1 mo. Term SOFR + 0.384%),
5.72%, 05/25/37(b) ......... 50,075
3,453,194 Citigroup Mortgage Loan Trust, Series
2007-AHL3, Class A3B,
(1 mo. Term SOFR + 0.284%),
5.62%, 07/25/45(b) ......... 2,356,944
1,116,796 Conseco Finance Corp., Series 1998-2,
Class M1,
6.94%, 12/01/28(b) ......... 1,053,657
2,081,526 Conseco Finance Corp., Series 1999-5,
Class A5,
7.86%, 03/01/30(b) ......... 739,683
2,348,291 Conseco Finance Corp., Series 1999-5,
Class A6,
7.50%, 03/01/30(b) ......... 800,712
11,183,347 Conseco Finance Securitizations Corp.,
Series 2000-1, Class A5,
8.06%, 09/01/29(b) ......... 2,084,728
3,120,444 Countrywide Asset-Backed
Certificates, Series 2007-QX1,
Class A1,
(1 mo. Term SOFR + 0.614%),
5.96%, 05/25/37(a)(b) ....... 2,558,452
1,182,247 Countrywide Asset-Backed Certificates
Trust, Series 2006-11,
Class 1AF4,
6.30%, 12/25/35(b) ......... 1,103,726
6,180 Countrywide Asset-Backed Certificates
Trust, Series 2006-11,
Class 3AV2,
(1 mo. Term SOFR + 0.434%),
5.77%, 09/25/46(b) ......... 6,166

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 3,566,672 Countrywide Asset-Backed Certificates
Trust, Series 2006-13,
Class 1AF4,
3.98%, 01/25/37(b) ......... $ 3,437,557
9,308,888 Countrywide Asset-Backed Certificates
Trust, Series 2006-18, Class M1,
(1 mo. Term SOFR + 0.564%),
5.90%, 03/25/37(b) ......... 7,155,245
6,255,329 Countrywide Asset-Backed Certificates
Trust, Series 2006-22, Class M1,
(1 mo. Term SOFR + 0.344%),
5.68%, 05/25/47(b) ......... 5,018,716
6,019,200 Countrywide Asset-Backed Certificates
Trust, Series 2006-26, Class M1,
(1 mo. Term SOFR + 0.364%),
5.70%, 06/25/37(b) ......... 4,853,757
543,781 Countrywide Revolving Home Equity
Loan Resecuritization Trust,
Series 2006-C, Class 2A,
(1 mo. Term SOFR + 0.294%),
5.63%, 05/15/36(b) ......... 528,366
45,835 Countrywide Revolving Home Equity
Loan Resecuritization Trust,
Series 2006-RES, Class 4Q1B,
(1 mo. Term SOFR + 0.414%),
5.75%, 12/15/33(a)(b) ....... 45,790
397,708 Countrywide Revolving Home Equity
Loan Resecuritization Trust,
Series 2006-RES, Class 4T1B,
(1 mo. Term SOFR + 0.354%),
5.69%, 02/15/30(a)(b) ....... 381,043
96,951 Countrywide Revolving Home Equity
Loan Resecuritization Trust,
Series 2006-RES, Class 5B1B,
(1 mo. Term SOFR + 0.304%),
5.64%, 05/15/35(a)(b) ....... 96,816
3,907,900 Credit Suisse Mortgage Capital
Certificates Trust, Series 2017-2,
Class CERT,
0.42%, 02/01/47(a)(e ) ....... 3,554,461
1,966,493 Credit-Based Asset Servicing and
Securitization LLC, Series 2007-
CB6, Class A4,
(1 mo. Term SOFR + 0.454%),
5.80%, 07/25/37(a)(b) ....... 1,242,863
4,896,805 First Frankin Mortgage Loan Trust,
Series 2006-FF4, Class M1,
(1 mo. Term SOFR + 0.654%),
4.62%, 03/25/36(b) ......... 4,515,250
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 1,265,489 First Franklin Mortgage Loan Trust,
Series 2003-FF4, Class M1,
(1 mo. Term SOFR + 1.914%),
7.27%, 10/25/33(b) ......... $ 1,208,161
9,144,634 First Franklin Mortgage Loan Trust,
Series 2006-FF8, Class M1,
(1 mo. Term SOFR + 0.489%),
5.83%, 07/25/36(b) ......... 7,526,899
4,404,703 First Franklin Mortgage Loan Trust,
Series 2006-FFH1, Class M2,
(1 mo. Term SOFR + 0.714%),
6.05%, 01/25/36(b) ......... 3,864,391
3,390,081 First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2C,
(1 mo. Term SOFR + 0.414%),
5.75%, 03/25/37(b) ......... 1,610,993
2,710,000 FirstKey Homes Trust, Series 2020-
SFR2, Class F1,
3.02%, 10/19/37(a) ......... 2,546,280
4,000,000 FirstKey Homes Trust, Series 2022-
SFR1, Class E1,
5.00%, 05/19/39(a) ......... 3,846,311
4,000,000 FirstKey Homes Trust, Series 2022-
SFR1, Class E2,
5.00%, 05/19/39(a) ......... 3,825,477
2,553,000 FirstKey Homes Trust, Series 2022-
SFR2, Class E1,
4.50%, 07/17/39(a) ......... 2,375,198
1,500,000 Fremont Home Loan Trust, Series
2005-D, Class M1,
(1 mo. Term SOFR + 0.729%),
6.07%, 11/25/35(b) ......... 1,311,197
1,500,000 FRTKL, Series 2021-SFR1, Class F,
3.17%, 09/17/38(a) ......... 1,332,568
2,276,861 GITSIT Mortgage Loan Trust, Series
2023-NPL1, Class A1, STEP,
8.35%, 05/25/53(a) ......... 2,292,123
374,819 GMACM Home Equity Loan Trust,
Series 2005-HE3, Class A3,
(1 mo. Term SOFR + 0.614%),
5.95%, 02/25/36(b) ......... 354,074
4,894,307 Greenpoint Manufactured Housing,
Series 2000-3, Class IA,
8.45%, 06/20/31(b) ......... 2,164,623
2,463,906 GSAA Home Equity Trust, Series
2005-14, Class 1A2,
(1 mo. Term SOFR + 0.814%),
6.15%, 12/25/35(b) ......... 1,062,169

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 8,111,759 GSAA Home Equity Trust, Series
2006-5, Class 1A1,
(1 mo. Term SOFR + 0.474%),
5.81%, 03/25/36(b) ......... $ 2,467,329
14,534,570 GSAA Home Equity Trust, Series
2007-9, Class A3A,
7.00%, 08/01/47 ........... 0
346,152 GSAA Trust, Series 2006-7, Class AF2,
5.99%, 03/25/46(b) ......... 125,508
3,566,000 GSAMP Trust, Series 2007-HS1,
Class M5,
(1 mo. Term SOFR + 3.489%),
8.83%, 02/25/47(b) ......... 3,483,995
3,117,766 Home Equity Asset Trust, Series 2007-
1, Class 2A3,
(1 mo. Term SOFR + 0.414%),
5.75%, 05/25/37(b)(d) ...... 2,455,757
2,886,333 Home Partners of America Trust, Series
2021-2, Class F,
3.80%, 12/17/26(a) ......... 2,573,243
3,667,838 Home Partners of America Trust, Series
2021-3, Class F,
4.24%, 01/17/41(a) ......... 3,145,293
4,435,827 HSI Asset Loan Obligation Trust,
Series 2007-WF1, Class A3,
STEP,
4.49%, 12/25/36 ........... 1,495,524
357,871 Irwin Home Equity Loan Trust, Series
2006-3, Class 2A3, STEP,
6.53%, 09/25/37(a) ......... 339,178
106,450 JP Morgan Mortgage Acquisition
Trust, Series 2006-WF1,
Class A4, STEP,
6.63%, 07/25/36 ........... 29,781
214,153 JP Morgan Mortgage Acquisition
Trust, Series 2006-WMC2,
Class A3,
(1 mo. Term SOFR + 0.294%),
5.63%, 07/25/36(b) ......... 88,312
1,282,184 Lehman ABS Manufactured Housing
Contract Trust, Series 2001-B,
Class M1,
6.63%, 04/15/40(b) ......... 1,290,613
218,389 Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A1,
(1 mo. Term SOFR + 0.204%),
5.54%, 06/25/37(a)(b) ....... 137,990
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 1,450,020 Lehman XS Trust, Series 2007-20N,
Class A1,
(1 mo. Term SOFR + 2.414%),
7.75%, 12/25/37(b) ......... $ 1,376,102
4,362,032 Long Beach Mortgage Loan Trust,
Series 2006-2, Class 1A,
(1 mo. Term SOFR + 0.474%),
5.81%, 03/25/46(b) ......... 3,415,016
4,879,916 Long Beach Mortgage Loan Trust,
Series 2006-9, Class 2A3,
(1 mo. Term SOFR + 0.434%),
5.77%, 10/25/36(b) ......... 1,546,079
198,339 Madison Avenue Manufactured
Housing Contract Trust, Series
2002-A, Class B2,
(1 mo. Term SOFR + 3.364%),
8.70%, 03/25/32(b) ......... 198,377
1,188,590 Mastr Asset Backed Securities Trust,
Series 2007-NCW, Class A1,
(1 mo. Term SOFR + 0.414%),
5.75%, 05/25/37(a)(b) ....... 1,007,406
3,712,922 MASTR Second Lien Trust, Series
2006-1, Class A,
(1 mo. Term SOFR + 0.434%),
5.77%, 03/25/36(b) ......... 250,246
2,022,562 MERIT Securities Corp., Series 13,
Class M2, STEP,
7.88%, 12/28/33 ........... 1,756,942
6,991,766 Merrill Lynch Mortgage Investors
Trust, Series 2006-RM5,
Class A2D,
(1 mo. Term SOFR + 0.614%),
5.95%, 10/25/37(b)(d) ...... 1,067,585
934,869 Morgan Stanley ABS Capital I,
Inc. Trust, Series 2006-HE4,
Class A4,
(1 mo. Term SOFR + 0.594%),
5.93%, 06/25/36(b) ......... 482,734
5,800,500 Morgan Stanley ABS Capital I,
Inc. Trust, Series 2007-NC1,
Class A1,
(1 mo. Term SOFR + 0.244%),
5.58%, 11/25/36(b) ......... 2,551,703
1,437,372 Morgan Stanley ABS Capital I,
Inc. Trust, Series 2007-SEA1,
Class 2A1,
(1 mo. Term SOFR + 3.914%),
9.25%, 02/25/47(a)(b) ....... 1,315,418

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 3,571,077 Morgan Stanley Capital I, Inc. Trust,
Series 2006-NC2, Class M1,
(1 mo. Term SOFR + 0.654%),
5.99%, 02/25/36(b) ......... $ 3,226,337
4,002,598 Morgan Stanley Mortgage Loan Trust,
Series 2006-12XS, Class A4,
STEP,
6.51%, 10/25/36 ........... 875,200
269,792 Morgan Stanley Mortgage Loan Trust,
Series 2006-4SL, Class A1,
(1 mo. Term SOFR + 0.414%),
5.75%, 03/25/36(b) ......... 267,973
5,717,316 New Century Home Equity Loan
Trust, Series 2005-C, Class M2,
(1 mo. Term SOFR + 0.789%),
6.13%, 12/25/35(b) ......... 4,585,432
6,500,000 New Residential Mortgage Loan Trust,
Series 2022-SFR1, Class F,
4.44%, 02/17/39(a) ......... 5,700,986
5,000,000 New Residential Mortgage Loan Trust,
Series 2022-SFR2, Class E1,
4.00%, 09/04/39(a) ......... 4,471,296
5,000,000 New Residential Mortgage Loan Trust,
Series 2022-SFR2, Class F,
4.00%, 09/04/39(a) ......... 4,273,050
510,761 Nomura Asset Acceptance Corp.
Alternative Loan Trust, Series
2006-S5, Class A1,
(1 mo. Term SOFR + 0.514%),
5.85%, 10/25/36(a)(b) ....... 585,819
953,413 Oakwood Mortgage Investors, Inc.,
Series 1999-C, Class A2,
7.48%, 08/15/27 ........... 757,932
9,752,270 Oakwood Mortgage Investors, Inc.,
Series 2000-D, Class A4,
7.40%, 07/15/30(b) ......... 1,977,875
8,572,117 Oakwood Mortgage Investors, Inc.,
Series 2001-C, Class A2,
5.92%, 06/15/31(b) ......... 762,070
5,947,218 Oakwood Mortgage Investors, Inc.,
Series 2001-C, Class A3,
6.61%, 06/15/31(b) ......... 591,331
6,795,981 Oakwood Mortgage Investors, Inc.,
Series 2001-C, Class A4,
7.41%, 06/15/31(b) ......... 756,993
509,798 Oakwood Mortgage Investors, Inc.,
Series 2001-D, Class A3,
5.90%, 09/15/22(b) ......... 236,184
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 5,000,000 Pagaya AI Technology in Housing
Trust, Series 2022-1, Class D,
4.25%, 08/25/25(a) ......... $ 4,783,095
3,000,000 Pagaya AI Technology in Housing
Trust, Series 2023-1, Class F,
3.60%, 10/25/40(a) ......... 2,028,051
2,955,985 Popular ABS Mortgage Pass-Through
Trust, Series 2005-3, Class M2,
STEP,
3.52%, 07/25/35 ........... 2,323,040
1,591,776 PRET LLC, Series 2021-NPL6,
Class A1, STEP,
2.49%, 07/25/51(a) ......... 1,577,828
2,000,000 PRET LLC, Series 2021-NPL6,
Class A2, STEP,
5.07%, 07/25/51(a) ......... 1,852,119
5,473,354 PRET LLC, Series 2021-RN4,
Class A1,
2.49%, 10/25/51(a)(b) ....... 5,364,494
3,352,785 PRET LLC, Series 2023-RN2,
Class A1, STEP,
8.11%, 11/25/53(a) ......... 3,400,638
1,000,000 Progress Residential Trust, Series 2019-
SFR3, Class F,
3.87%, 09/17/36(a) ......... 997,159
750,000 Progress Residential Trust, Series 2020-
SFR1, Class G,
4.03%, 04/17/37(a) ......... 717,808
2,976,399 Progress Residential Trust, Series 2021-
SFR10, Class F,
4.61%, 12/17/40(a) ......... 2,600,422
2,500,000 Progress Residential Trust, Series 2021-
SFR11, Class F,
4.42%, 01/17/39(a) ......... 2,152,043
3,500,000 Progress Residential Trust, Series 2021-
SFR8, Class F,
3.18%, 10/17/38(a) ......... 3,104,437
2,400,000 Progress Residential Trust, Series 2021-
SFR9, Class F,
4.05%, 11/17/40(a) ......... 2,058,532
4,000,000 Progress Residential Trust, Series 2022-
SFR1, Class F,
4.88%, 02/17/41(a) ......... 3,496,746
4,000,000 Progress Residential Trust, Series 2022-
SFR1, Class G,
5.52%, 02/17/41(a) ......... 3,396,572
1,548,000 Progress Residential Trust, Series 2022-
SFR3, Class E2,
5.60%, 04/17/39(a) ......... 1,481,735

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 4,751,000 Progress Residential Trust, Series 2022-
SFR4, Class E1,
6.12%, 05/17/41(a) ......... $ 4,667,419
5,000,000 Progress Residential Trust, Series 2022-
SFR5, Class E1,
6.62%, 06/17/39(a) ......... 5,004,903
6,000,000 Progress Residential Trust, Series 2022-
SFR6, Class D,
6.04%, 07/20/39(a) ......... 5,965,863
5,000,000 Progress Residential Trust, Series 2022-
SFR7, Class E1,
6.75%, 10/27/39(a) ......... 4,989,466
925,000 Progress Residential Trust, Series 2023-
SFR1, Class E1,
6.15%, 03/17/40(a) ......... 907,361
3,761,426 PRPM LLC, Series 2022-1, Class A1,
STEP,
3.72%, 02/25/27(a) ......... 3,638,199
4,997,029 PRPM LLC, Series 2023-1, Class A1,
6.88%, 02/25/28(a)(b) ....... 5,048,142
3,404,783 RCO VI Mortgage LLC, Series 2022-
1, Class A1, STEP,
3.00%, 01/25/27(a) ......... 3,285,467
3,825,000 Residential Asset Securities Corp.
Trust, Series 2005-KS10,
Class M4,
(1 mo. Term SOFR + 0.984%),
6.32%, 11/25/35(b) ......... 3,052,363
1,829,962 Residential Asset Securities Corp.
Trust, Series 2006-KS4,
Class M2,
(1 mo. Term SOFR + 0.404%),
5.89%, 06/25/36(b) ......... 1,765,712
3,500,000 RMF Buyout Issuance Trust, Series
2021-HB1, Class M4,
4.70%, 11/25/31(a)(b) ....... 2,991,187
4,611,152 RMF Buyout Issuance Trust, Series
2021-HB1, Class M6,
6.00%, 11/25/31(a)(b)(f ) ..... 3,037,827
4,203,126 Saxon Asset Securities Trust, Series
2006-2, Class M3,
(1 mo. Term SOFR + 0.594%),
5.93%, 09/25/36(b) ......... 3,528,826
8,506,015 Saxon Asset Securities Trust, Series
2007-1, Class M1,
(1 mo. Term SOFR + 0.404%),
5.74%, 01/25/47(b) ......... 7,816,509
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 5,844,970 Securitized Asset Backed Receivables
LLC Trust, Series 2007-BR1,
Class A2B,
(1 mo. Term SOFR + 0.654%),
5.99%, 02/25/37(b) ......... $ 2,435,447
11,776,414 Soundview Home Loan Trust, Series
2006-OPT5, Class M1,
(1 mo. Term SOFR + 0.489%),
5.83%, 07/25/36(b) ......... 8,865,778
4,387,485 Structured Asset Investment Loan
Trust, Series 2005-9, Class M2,
(1 mo. Term SOFR + 0.789%),
6.13%, 11/25/35(b) ......... 3,770,107
4,363,389 Structured Asset Investment Loan
Trust, Series 2005-HE1,
Class M3,
(1 mo. Term SOFR + 0.864%),
6.20%, 07/25/35(b) ......... 2,752,150
2,434,349 Structured Asset Securities Corp.
Mortgage Loan Trust, Series
2007-WF1, Class M1,
(1 mo. Term SOFR + 0.774%),
6.11%, 02/25/37(b) ......... 4,442,960
1,520,000 Tricon American Homes Trust, Series
2020-SFR1, Class F,
4.88%, 07/17/38(a) ......... 1,456,019
1,500,000 Tricon Residential Trust, Series 2021-
SFR1, Class F,
3.69%, 07/17/38(a) ......... 1,369,207
968,000 Tricon Residential Trust, Series 2021-
SFR1, Class G,
4.13%, 07/17/38(a) ......... 872,876
1,600,000 Tricon Residential Trust, Series 2022-
SFR1, Class E2,
5.74%, 04/17/39(a) ......... 1,539,976
4,000,000 Tricon Residential Trust, Series 2022-
SFR2, Class E,
7.51%, 07/17/40(a) ......... 4,090,565
4,164,182 VOLT CVI LLC, Series 2021-NP12,
Class A1, STEP,
2.73%, 12/26/51(a) ......... 3,977,108
4,075,240 Washington Mutual Asset-Backed
Certificates Trust, Series 2007-
HE1, Class 2A3,
(1 mo. Term SOFR + 0.264%),
5.60%, 01/25/37(b) ......... 1,863,013

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 1,602,533 Washington Mutual Asset-Backed
Certificates Trust, Series 2007-
HE1, Class 2A4,
(1 mo. Term SOFR + 0.344%),
5.68%, 01/25/37(b) ......... $ 734,610
5,183,276 Washington Mutual Asset-Backed
Certificates Trust, Series 2007-
HE2, Class 2A3,
(1 mo. Term SOFR + 0.364%),
5.70%, 04/25/37(b) ......... 1,904,340
8,017,965 Yale Mortgage Loan Trust, Series 2007-
1, Class A,
(1 mo. Term SOFR + 0.514%),
5.85%, 06/25/37(a)(b) ....... 2,520,152
388,751,467
Total Asset-Backed Securities
(Cost $500,171,075)
413,999,378
NON-AGENCY MORTGAGE-BACKED
SECURITIES — 23.3%
COLLATERALIZED MORTGAGE OBLIGATIONS — 20.7%
2,763,636 1Texas Capital Bank CLN,
0.13%, 02/01/26 ........... 2,746,543
287,517 Adjustable Rate Mortgage Trust, Series
2005-3, Class 2A1,
4.16%, 07/25/35(b) ......... 261,522
1,445,664 Adjustable Rate Mortgage Trust, Series
2007-1, Class 4A1,
5.66%, 03/25/37(b) ......... 926,619
18,238 Ajax Mortgage Loan Trust, Series
2017-D, Class B,
2.25%, 12/25/57(a)(b) ....... 8,054
1,230,360 Ajax Mortgage Loan Trust, Series
2021-C, Class B, STEP,
3.72%, 01/25/61(a) ......... 1,114,607
3,074,666 Ajax Mortgage Loan Trust, Series
2021-C, Class C,
1.37%, 01/25/61(a)(e ) ....... 2,913,299
8,083,805 Ajax Mortgage Loan Trust, Series
2021-D, Class A, STEP,
2.00%, 03/25/60(a) ......... 7,779,152
2,042,300 Ajax Mortgage Loan Trust, Series
2021-D, Class B,
4.00%, 03/25/60(a)(b) ....... 1,858,305
2,987,832 Ajax Mortgage Loan Trust, Series
2021-D, Class C,
0.14%, 03/25/60(a)(b) ....... 2,833,343
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 4,041,340 Ajax Mortgage Loan Trust, Series
2021-E, Class B2,
3.95%, 12/25/60(a)(b) ....... $ 3,311,948
4,000,000 Ajax Mortgage Loan Trust, Series
2021-E, Class M1,
2.94%, 12/25/60(a)(b) ....... 3,341,947
7,553,249 Ajax Mortgage Loan Trust, Series
2021-F, Class A, STEP,
1.88%, 06/25/61(a) ......... 7,223,819
1,080,800 Ajax Mortgage Loan Trust, Series
2021-F, Class B, STEP,
3.75%, 06/25/61(a) ......... 1,037,327
2,001,517 Ajax Mortgage Loan Trust, Series
2021-F, Class C,
0.55%, 06/25/61(a)(e ) ....... 1,505,674
8,749,363 Ajax Mortgage Loan Trust, Series
2022-A, Class A1, STEP,
3.50%, 10/25/61(a) ......... 8,370,227
532,000 Ajax Mortgage Loan Trust, Series
2022-A, Class A2,
3.00%, 10/25/61(a)(b) ....... 459,510
283,800 Ajax Mortgage Loan Trust, Series
2022-A, Class A3,
3.00%, 10/25/61(a)(b) ....... 240,597
2,128,000 Ajax Mortgage Loan Trust, Series
2022-A, Class B,
3.00%, 10/25/61(a) ......... 1,542,616
1,051,603 Ajax Mortgage Loan Trust, Series
2022-A, Class C,
3.00%, 10/25/61(a) ......... 904,292
310,300 Ajax Mortgage Loan Trust, Series
2022-A, Class M1,
3.00%, 10/25/61(a) ......... 256,583
1,392,000 Ajax Mortgage Loan Trust, Series
2022-A, Class M2,
3.00%, 10/25/61(a) ......... 1,120,331
88,700 Ajax Mortgage Loan Trust, Series
2022-A, Class M3,
3.00%, 10/25/61(a) ......... 68,930
9,611,106 Ajax Mortgage Loan Trust, Series
2022-B, Class A1, STEP,
3.50%, 03/27/62(a) ......... 9,056,089
403,400 Ajax Mortgage Loan Trust, Series
2022-B, Class A2,
3.00%, 03/27/62(a)(b) ....... 332,050
345,800 Ajax Mortgage Loan Trust, Series
2022-B, Class A3,
3.00%, 03/27/62(a)(b) ....... 278,490
1,921,100 Ajax Mortgage Loan Trust, Series
2022-B, Class B,
3.00%, 03/27/62(a) ......... 1,249,883

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,385,556 Ajax Mortgage Loan Trust, Series
2022-B, Class C,
3.00%, 03/27/62(a)(f ) ....... $ 1,064,708
259,300 Ajax Mortgage Loan Trust, Series
2022-B, Class M1,
3.00%, 03/27/62(a) ......... 203,564
1,287,100 Ajax Mortgage Loan Trust, Series
2022-B, Class M2,
3.00%, 03/27/62(a) ......... 967,480
10,683,114 Ajax Mortgage Loan Trust, Series
2023-A, Class A1, STEP,
3.50%, 07/25/62(a) ......... 10,034,604
481,800 Ajax Mortgage Loan Trust, Series
2023-A, Class A2,
3.00%, 07/25/62(a)(b) ....... 407,183
273,000 Ajax Mortgage Loan Trust, Series
2023-A, Class A3,
2.50%, 07/25/62(a)(b) ....... 219,035
1,605,800 Ajax Mortgage Loan Trust, Series
2023-A, Class B,
2.50%, 07/25/62(a)(b) ....... 1,122,489
930,731 Ajax Mortgage Loan Trust, Series
2023-A, Class C,
2.50%, 07/25/62(a)(b) ....... 754,620
827,000 Ajax Mortgage Loan Trust, Series
2023-A, Class M1,
2.50%, 07/25/62(a)(b) ....... 571,072
13,068,086 Ajax Mortgage Loan Trust, Series
2023-C, Class A1, STEP,
3.50%, 05/25/63(a) ......... 12,363,046
782,700 Ajax Mortgage Loan Trust, Series
2023-C, Class A2,
3.00%, 05/25/63(a)(b) ....... 658,485
417,400 Ajax Mortgage Loan Trust, Series
2023-C, Class A3,
2.50%, 05/25/63(a)(b) ....... 330,363
3,358,486 Ajax Mortgage Loan Trust, Series
2023-C, Class C,
2.50%, 05/25/63(a)(b) ....... 2,685,814
365,300 Ajax Mortgage Loan Trust, Series
2023-C, Class M1,
2.50%, 05/25/63(a)(b) ....... 280,972
2,264,500 Ajax Mortgage Loan Trust, Series
2023-C, Class M2,
2.50%, 05/25/63(a)(b) ....... 1,594,493
1,174,901 American Home Mortgage Assets
Trust, Series 2006-2, Class 1A1,
(12 mo. Federal Reserve
Cumulative Average USD +
0.960%),
6.02%, 09/25/46(b) ......... 986,388
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 793,595 American Home Mortgage Assets
Trust, Series 2007-3, Class 22A1,
STEP,
6.75%, 06/25/37 ........... $ 671,265
3,313,416 American Home Mortgage
Investment Trust, Series 2007-1,
Class GA1C,
(1 mo. Term SOFR + 0.304%),
5.64%, 05/25/47(b) ......... 1,771,242
3,324,000 Angel Oak Mortgage Trust, Series
2020-R1, Class B2,
4.61%, 04/25/53(a)(b) ....... 2,775,281
1,000,000 Angel Oak Mortgage Trust I LLC,
Series 2019-2, Class B1,
5.02%, 03/25/49(a)(b) ....... 990,461
14,137,112 APS Resecuritization Trust, Series
2016-1, Class 1MZ,
3.03%, 07/31/57(a)(b) ....... 5,597,640
3,621,777 Banc of America Alternative Loan
Trust, Series 2006-7, Class A4,
STEP,
6.50%, 10/25/36 ........... 1,017,037
1,054,020 Banc of America Alternative Loan
Trust, Series 2006-9, Class A2,
(1 mo. Term SOFR + 0.514%),
5.85%, 01/25/37(b) ......... 780,804
73,116 Banc of America Funding Corp. Trust,
Series 2005-F, Class 6A1,
4.43%, 09/20/35(b) ......... 62,212
277,494 Banc of America Funding Corp. Trust,
Series 2006-A, Class 3A2,
4.87%, 02/20/36(b) ......... 241,369
237,430 Banc of America Funding Corp. Trust,
Series 2006-E, Class 2A1,
4.98%, 06/20/36(b) ......... 211,974
1,056,769 Banc of America Funding Corp. Trust,
Series 2007-1, Class TA5, STEP,
6.59%, 01/25/37 ........... 942,114
2,888,272 Banc of America Funding Corp. Trust,
Series 2015-R3, Class 1A2,
3.66%, 03/27/36(a)(b) ....... 2,264,084
265,262 Banc of America Mortgage Trust,
Series 2005-I, Class 2A5,
4.71%, 10/25/35(b) ......... 243,077
19,496,387 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class A1, STEP,
6.90%, 10/25/63(a) ......... 19,854,787
3,099,743 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class A2, STEP,
7.36%, 10/25/63(a) ......... 3,153,478

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,871,680 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class A3, STEP,
7.69%, 10/25/63(a) ......... $ 1,901,439
963,000 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class B1,
8.10%, 10/25/63(a)(b) ....... 973,950
810,100 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class B2,
8.10%, 10/25/63(a)(b) ....... 773,739
2,216,500 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class B3,
8.10%, 10/25/63(a)(b) ....... 1,988,437
1,605,000 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class M1,
8.10%, 10/25/63(a)(b) ....... 1,641,763
1,882 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class SA,
0.08%, 10/25/63(a)(b) ....... 1,825
30,062,410 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class XS,
0.82%, 10/25/63(a)(b) ....... 939,450
3,224,787 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class A1, STEP,
5.90%, 01/25/64(a) ......... 3,217,088
2,196,800 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class A2, STEP,
6.11%, 01/25/64(a) ......... 2,193,593
1,677,800 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class A3, STEP,
6.31%, 01/25/64(a) ......... 1,672,291
724,200 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class B1,
8.09%, 01/25/64(a)(b) ....... 723,732
663,800 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class B2,
8.76%, 01/25/64(a)(b) ....... 644,844
1,424,300 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class B3,
8.76%, 01/25/64(a)(b) ....... 1,168,588
1,243,200 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class M1,
6.80%, 01/25/64(a)(b) ....... 1,236,004
3,100 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class SA,
0.00%, 01/25/64(a)(b) ....... 3,100
24,141,900 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class XS,
2.45%, 01/25/64(a)(b) ....... 1,176,638
6,863,218 Barclays Mortgage Trust, Series 2022-
RPL1, Class A, STEP,
4.25%, 02/25/28(a) ......... 6,537,461
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,187,900 Barclays Mortgage Trust, Series 2022-
RPL1, Class B, STEP,
4.25%, 02/25/28(a) ......... $ 1,079,490
2,065,059 Barclays Mortgage Trust, Series 2022-
RPL1, Class C,
15.97%, 02/25/28(a)( e ) ...... 852,366
68,132 Barclays Mortgage Trust, Series 2022-
RPL1, Class SA,
0.37%, 02/25/28(a)( e ) ....... 39,740
1,798,918 BCAP LLC Trust, Series 2012-RR3,
Class 1A5,
5.30%, 12/26/37(a)(b) ....... 1,307,791
514,846 Bear Stearns Adjustable Rate
Mortgage Trust, Series 2005-12,
Class 23A1,
4.69%, 02/25/36(b) ......... 443,394
41,717 Bear Stearns Adjustable Rate Mortgage
Trust, Series 2005-6, Class 5A1,
5.48%, 08/25/35(b) ......... 37,762
206,499 Bear Stearns Adjustable Rate Mortgage
Trust, Series 2007-3, Class 1A1,
3.88%, 05/25/47(b) ......... 182,217
815,864 Bear Stearns ALT-A Trust, Series 2006-
2, Class 11A1,
(1 mo. Term SOFR + 0.554%),
5.89%, 04/25/36(b) ......... 716,022
2,294,009 Bear Stearns ALT-A Trust, Series 2006-
6, Class 1A1,
(1 mo. Term SOFR + 0.434%),
5.77%, 11/25/36(b) ......... 1,984,071
2,945,505 Bear Stearns Asset Backed Securities
I Trust, Series 2006-AC2,
Class 22A1,
(1 mo. Term SOFR + 0.464%),
5.80%, 03/25/36(b) ......... 382,540
2,945,505 Bear Stearns Asset Backed Securities
I Trust, Series 2006-AC2,
Class 22A3,
(1 mo. Term SOFR + 0.464%),
5.80%, 03/25/36(b) ......... 382,540
571,316 Bear Stearns Mortgage Funding Trust,
Series 2006-SL1, Class A1,
(1 mo. Term SOFR + 0.394%),
5.73%, 08/25/36(b) ......... 556,064
38,609 Bear Stearns Mortgage Funding Trust,
Series 2006-SL4, Class A,
(1 mo. Term SOFR + 0.414%),
5.75%, 11/25/36(b) ......... 41,185
2,501,000 BRAVO Residential Funding Trust,
Series 2021-NQM2, Class M1,
2.29%, 03/25/60(a)(b) ....... 2,188,795

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 2,339,099 Chase Mortgage Finance Corp., Series
2016-SH1, Class M4,
3.75%, 04/25/45(a)(b) ....... $ 2,071,205
5,399,328 Chase Mortgage Finance Trust, Series
2007-S2, Class 1A9,
6.00%, 03/25/37 ........... 3,001,108
3,547,422 Chase Mortgage Finance Trust, Series
2007-S6, Class 1A1,
6.00%, 12/25/37 ........... 1,480,930
11,180,020 ChaseFlex Trust, Series 2007-1,
Class 2A7,
6.00%, 02/25/37 ........... 4,128,530
1,191,808 CHNGE Mortgage Trust, Series 2022-
1, Class A1,
3.01%, 01/25/67(a)(b) ....... 1,099,358
1,783,124 Citicorp Mortgage Securities Trust,
Series 2007-9, Class 1A1,
6.25%, 12/25/37 ........... 1,575,013
2,090,213 Citicorp Mortgage Securities Trust,
Series 2008-2, Class 1A1,
6.50%, 06/25/38 ........... 1,626,750
54,074 Citigroup Mortgage Loan Trust, Series
2006-AR3, Class 1A2A,
4.27%, 06/25/36(b) ......... 48,539
2,758,539 Citigroup Mortgage Loan Trust, Series
2007-9, Class 1A1,
5.75%, 04/25/47(a) ......... 1,432,488
3,744,533 Citigroup Mortgage Loan Trust, Series
2022-A, Class A1, STEP,
6.17%, 09/25/62(a) ......... 3,759,547
106,266 Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2, Class 1A1,
5.60%, 05/25/35(b) ......... 99,388
2,354,000 COLT Mortgage Loan Trust, Series
2022-1, Class B1,
4.09%, 12/27/66(a)(b) ....... 1,981,555
1,676,292 COLT Mortgage Loan Trust, Series
2022-7, Class A3,
6.25%, 04/25/67(a)(b) ....... 1,654,210
302,789 Countrywide Alternative Loan Trust,
Series 2004-36CB, Class 1A1,
6.00%, 02/25/35 ........... 219,550
543,219 Countrywide Alternative Loan Trust,
Series 2005-31, Class 2A1,
(1 mo. Term SOFR + 0.714%),
6.05%, 08/25/35(b) ......... 494,139
4,593,163 Countrywide Alternative Loan Trust,
Series 2005-42CB, Class A1,
(1 mo. Term SOFR + 0.794%),
5.50%, 10/25/35(b) ......... 2,684,484
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 3,669,911 Countrywide Alternative Loan Trust,
Series 2005-53T2, Class 2A6,
(1 mo. Term SOFR + 0.614%),
5.95%, 11/25/35(b) ......... $ 2,003,623
5,096,545 Countrywide Alternative Loan Trust,
Series 2005-53T2, Class 2A7,
(1 mo. Term SOFR + 5.386%),
0.05%, 11/25/35(b)(d) ...... 410,019
79,609 Countrywide Alternative Loan Trust,
Series 2005-63, Class 5A1,
4.55%, 12/25/35(b) ......... 72,427
50,167 Countrywide Alternative Loan Trust,
Series 2005-69, Class A1,
(12 mo. Federal Reserve
Cumulative Average USD +
1.000%),
6.06%, 12/25/35(b) ......... 43,724
1,803,275 Countrywide Alternative Loan Trust,
Series 2005-79CB, Class A1,
(1 mo. Term SOFR + 0.664%),
5.50%, 01/25/36(b) ......... 915,922
746,568 Countrywide Alternative Loan Trust,
Series 2005-9CB, Class 1A3,
(1 mo. Term SOFR + 0.564%),
5.50%, 05/25/35(b) ......... 621,420
534,647 Countrywide Alternative Loan Trust,
Series 2005-J14, Class A3,
5.50%, 12/25/35 ........... 335,011
2,429,274 Countrywide Alternative Loan Trust,
Series 2006-12CB, Class A10,
(1 mo. Term SOFR + 0.464%),
5.80%, 05/25/36(b) ......... 979,119
1,550,183 Countrywide Alternative Loan Trust,
Series 2006-15CB, Class A1,
6.50%, 06/25/36 ........... 721,785
2,901,580 Countrywide Alternative Loan Trust,
Series 2006-20CB, Class A9,
6.00%, 07/25/36 ........... 1,246,056
947,396 Countrywide Alternative Loan Trust,
Series 2006-24CB, Class A13,
(1 mo. Term SOFR + 0.464%),
5.80%, 08/25/36(b) ......... 437,067
947,396 Countrywide Alternative Loan Trust,
Series 2006-24CB, Class A14,
(1 mo. Term SOFR + 7.036%),
1.70%, 08/25/36(b) ......... 154,988
976,632 Countrywide Alternative Loan Trust,
Series 2006-24CB, Class A15,
5.75%, 08/25/36 ........... 531,157

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 6,986,181 Countrywide Alternative Loan Trust,
Series 2006-25CB, Class A1,
6.00%, 10/25/36 ........... $ 3,782,963
1,007,248 Countrywide Alternative Loan Trust,
Series 2006-2CB, Class A4,
(1 mo. Term SOFR + 0.514%),
5.85%, 03/25/36(b) ......... 353,901
1,790,455 Countrywide Alternative Loan Trust,
Series 2006-2CB, Class A5,
(1 mo. Term SOFR + 6.986%),
1.65%, 03/25/36(b)(d) ...... 295,647
2,829,277 Countrywide Alternative Loan Trust,
Series 2006-2CB, Class A6,
5.50%, 03/25/36 ........... 1,156,785
1,075,934 Countrywide Alternative Loan Trust,
Series 2006-41CB, Class 1A10,
6.00%, 01/25/37 ........... 556,593
778,956 Countrywide Alternative Loan Trust,
Series 2006-41CB, Class 1A4,
5.75%, 01/25/37 ........... 387,944
1,020,960 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A2,
6.00%, 02/25/37 ........... 549,608
2,334,506 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A5,
6.00%, 02/25/37 ........... 1,256,723
4,450,110 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A7,
(1 mo. Term SOFR + 0.454%),
5.79%, 02/25/37(b) ......... 1,763,949
2,225,055 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A8,
(1 mo. Term SOFR + 6.486%),
1.15%, 02/25/37(b)(d) ...... 361,609
104,402 Countrywide Alternative Loan Trust,
Series 2006-6CB, Class 1A10,
5.50%, 05/25/36 ........... 84,946
296,198 Countrywide Alternative Loan Trust,
Series 2006-6CB, Class 1A2,
(1 mo. Term SOFR + 0.514%),
5.50%, 05/25/36(b) ......... 228,231
2,367,210 Countrywide Alternative Loan Trust,
Series 2006-7CB, Class 2A1,
6.50%, 05/25/36 ........... 1,130,031
1,506,335 Countrywide Alternative Loan Trust,
Series 2006-J7, Class 2A1,
(1 mo. LIBOR USD + 1.500%),
6.97%, 11/20/46(b) ......... 1,122,414
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 3,388,132 Countrywide Alternative Loan Trust,
Series 2006-OA14, Class 1A1,
(12 mo. Federal Reserve
Cumulative Average USD +
1.730%),
6.79%, 11/25/46(b) ......... $ 2,624,140
843,781 Countrywide Alternative Loan Trust,
Series 2006-OA14, Class 2A1,
(1 mo. Term SOFR + 0.494%),
5.83%, 11/25/46(b) ......... 774,793
2,383,791 Countrywide Alternative Loan Trust,
Series 2006-OA21, Class A1,
(1 mo. Term SOFR + 0.304%),
5.64%, 03/20/47(b) ......... 1,911,448
501,895 Countrywide Alternative Loan Trust,
Series 2006-OA3, Class 2A1,
(1 mo. Term SOFR + 0.534%),
5.87%, 05/25/36(b) ......... 440,020
1,770,155 Countrywide Alternative Loan Trust,
Series 2006-OC3, Class 1A1,
(1 mo. Term SOFR + 0.474%),
5.81%, 04/25/46(b) ......... 1,576,276
1,729,053 Countrywide Alternative Loan Trust,
Series 2007-12T1, Class A22,
5.75%, 06/25/37 ........... 775,326
1,741,578 Countrywide Alternative Loan Trust,
Series 2007-12T1, Class A5,
6.00%, 06/25/37 ........... 812,594
884,304 Countrywide Alternative Loan Trust,
Series 2007-19, Class 1A34,
6.00%, 08/25/37 ........... 448,385
4,031,398 Countrywide Alternative Loan Trust,
Series 2007-22, Class 2A16,
6.50%, 09/25/37 ........... 1,531,895
3,439,783 Countrywide Alternative Loan Trust,
Series 2007-25, Class 1A3,
6.50%, 11/25/37 ........... 1,596,569
780,928 Countrywide Alternative Loan Trust,
Series 2007-9T1, Class 1A8,
6.00%, 05/25/37 ........... 381,135
141,516 Countrywide Alternative Loan Trust,
Series 2007-J1, Class 3A4, STEP,
4.10%, 11/25/36 ........... 188,481
5,311,822 Countrywide Alternative Loan Trust,
Series 2007-OA2, Class 1A1,
(12 mo. Federal Reserve
Cumulative Average USD +
0.840%),
5.90%, 03/25/47(b) ......... 4,417,534

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 134,701 Countrywide Alternative Loan Trust,
Series 2007-OA3, Class 1A2,
(1 mo. Term SOFR + 0.474%),
5.81%, 04/25/47(b) ......... $ 38,721
877,791 Countrywide Alternative Loan Trust,
Series 2007-OH2, Class A2A,
(1 mo. Term SOFR + 0.594%),
5.93%, 08/25/47(b) ......... 764,196
915,032 Countrywide Alternative
Resecuritization Loan Trust,
Series 2006-22R, Class 2A1,
6.25%, 05/25/36 ........... 506,255
1,365,679 Countrywide Alternative
Resecuritization Loan Trust,
Series 2008-1R, Class 2A3,
6.00%, 08/25/37 ........... 688,949
863,160 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-
31, Class 2A3,
4.12%, 01/25/36(b) ......... 732,811
4,226,187 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-
J2, Class 3A9,
(1 mo. Term SOFR + 1.514%),
6.00%, 08/25/35(b) ......... 2,790,359
126,067 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-
J3, Class 2A4,
4.50%, 09/25/35 ........... 108,745
9,716,683 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2006-
OA4, Class A1,
(12 mo. Federal Reserve
Cumulative Average USD +
0.960%),
6.02%, 04/25/46(b) ......... 2,920,435
1,742,050 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2006-
OA5, Class 3A1,
(1 mo. Term SOFR + 0.514%),
5.65%, 04/25/46(b) ......... 1,605,584
1,337,710 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2007-
21, Class 1A1,
6.25%, 02/25/38 ........... 643,796
6,540,170 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2007-
4, Class 1A71,
6.00%, 05/25/37 ........... 2,908,783
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 2,308,367 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2007-
8, Class 1A12,
5.88%, 01/25/38 ........... $ 1,019,239
1,288,343 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2007-
HYB1, Class 3A1,
4.53%, 03/25/37(b) ......... 1,068,848
5,943,892 Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-12,
Class 2A1,
6.50%, 01/25/36 ........... 3,441,238
1,164,544 Credit Suisse Mortgage Capital
Certificates Trust, Series 2006-9,
Class 3A1,
6.00%, 11/25/36 ........... 983,036
2,434,657 Credit Suisse Mortgage Capital
Certificates Trust, Series 2007-3,
Class 1A1A,
5.84%, 04/25/37(b) ......... 589,443
7,024,257 Credit Suisse Mortgage Capital
Certificates Trust, Series 2009-
12R, Class 3A1,
6.50%, 10/27/37(a) ......... 2,783,314
2,345,900 Credit Suisse Mortgage Capital
Certificates Trust, Series 2014-2R,
Class 17A3,
4.68%, 04/27/37(a)(b) ....... 2,229,435
5,006,400 Credit Suisse Mortgage Capital
Certificates Trust, Series 2015-4R,
Class 1A4,
(1 mo. Term SOFR + 0.264%),
4.04%, 10/27/36(a)(b) ....... 3,763,045
3,176,397 Credit Suisse Mortgage Capital
Certificates Trust, Series 2020-
RPL2, Class A12,
3.53%, 02/25/60(a)(b) ....... 3,176,838
2,400,000 Credit Suisse Mortgage Capital
Certificates Trust, Series 2020-
SPT1, Class B2,
3.39%, 04/25/65(a)(b) ....... 1,879,271
2,244,775 Credit Suisse Mortgage Capital
Certificates Trust, Series 2021-
JR1, Class A2,
3.50%, 09/27/66(a)(b) ....... 1,944,918
3,794,762 Credit Suisse Mortgage Capital
Certificates Trust, Series 2021-
JR1, Class B2,
0.43%, 09/27/66(a)(e ) ....... 3,280,735

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 2,733,899 Credit Suisse Mortgage Capital
Certificates Trust, Series 2021-
JR1, Class PT2,
3.16%, 07/26/60(a)(b) ....... $ 848,876
3,289,850 Credit Suisse Mortgage Capital
Certificates Trust, Series 2021-
NQM2, Class B1,
3.44%, 02/25/66(a)(b) ....... 2,238,506
3,986,754 Credit Suisse Mortgage Capital
Certificates Trust, Series 2021-
RPL9, Class A1,
2.44%, 02/25/61(a)(b) ....... 3,834,167
6,042,195 CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10,
Class 10A1,
(1 mo. Term SOFR + 1.464%),
6.25%, 11/25/35(b) ......... 1,351,547
1,626,000 Deephaven Residential Mortgage
Trust, Series 2021-1, Class B1,
3.10%, 05/25/65(a)(b) ....... 1,391,285
3,314,000 Deephaven Residential Mortgage
Trust, Series 2022-1, Class B1,
4.27%, 01/25/67(a)(b) ....... 2,605,130
2,000,000 GCAT Trust, Series 2020-NQM2,
Class B1,
4.85%, 04/25/65(a)(b) ....... 1,830,537
3,437,000 GCAT Trust, Series 2021-NQM7,
Class B1,
4.50%, 08/25/66(a)(b) ....... 2,677,941
407,268 GMACM Mortgage Loan Trust, Series
2005-AR6, Class 2A1,
3.64%, 11/19/35(b) ......... 324,851
2,934,116 GSMPS Mortgage Loan Trust, Series
2004-4, Class 1AF,
(1 mo. Term SOFR + 0.514%),
5.85%, 06/25/34(a)(b) ....... 2,574,128
2,730,900 GSMPS Mortgage Loan Trust, Series
2005-RP1, Class 1AF,
(1 mo. Term SOFR + 0.464%),
5.80%, 01/25/35(a)(b) ....... 2,341,850
3,630,067 GSMPS Mortgage Loan Trust, Series
2005-RP3, Class 1AF,
(1 mo. Term SOFR + 0.464%),
5.80%, 09/25/35(a)(b) ....... 3,048,771
1,026,367 GSMPS Mortgage Loan Trust, Series
2006-RP1, Class 1AF1,
(1 mo. Term SOFR + 0.464%),
5.80%, 01/25/36(a)(b) ....... 820,555
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 4,022,412 GSMSC Resecuritization Trust, Series
2015-5R, Class 1D,
(1 mo. Term SOFR + 0.254%),
3.78%, 04/26/37(a)(b) ....... $ 2,359,305
172,973 GSR Mortgage Loan Trust, Series
2005-AR1, Class 2A1,
6.05%, 01/25/35(b) ......... 162,135
2,506,733 GSR Mortgage Loan Trust, Series
2006-7F, Class 4A2,
6.50%, 08/25/36 ........... 888,178
48,570 GSR Mortgage Loan Trust, Series
2006-AR1, Class 3A1,
4.62%, 01/25/36(b) ......... 49,562
491,137 GSR Mortgage Loan Trust, Series
2007-4F, Class 3A1,
6.00%, 07/25/37 ........... 312,390
8,323,866 GSR Mortgage Loan Trust, Series
2007-OA2, Class 2A1,
3.07%, 06/25/47(b) ......... 5,099,564
1,415,089 HarborView Mortgage Loan Trust,
Series 2007-4, Class 2A2,
(1 mo. Term SOFR + 0.614%),
5.70%, 07/19/47(b) ......... 1,292,625
152,947 HomeBanc Mortgage Trust, Series
2006-1, Class 2A1,
3.75%, 04/25/37(b) ......... 138,208
3,690,000 Homeward Opportunities Fund I
Trust, Series 2020-2, Class B1,
5.45%, 05/25/65(a)(b) ....... 3,562,618
2,702,210 Homeward Opportunities Fund Trust,
Series 2022-1, Class A2, STEP,
5.08%, 07/25/67(a) ......... 2,663,504
1,709,384 Impac Secured Assets Trust, Series
2006-2, Class 1A2B,
(1 mo. Term SOFR + 0.454%),
5.79%, 08/25/36(b) ......... 1,659,437
741,511 IndyMac IMSC Mortgage Loan Trust,
Series 2007-F2, Class 1A4,
6.00%, 07/25/37 ........... 529,630
14,899,312 IndyMac IMSC Mortgage Loan Trust,
Series 2007-HOA1, Class AXPP,
0.41%, 07/25/47(b) ......... 9,091
1,373,633 IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX3, Class A2,
(1 mo. Term SOFR + 0.654%),
5.99%, 06/25/37(b) ......... 1,610,463
2,510,635 IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX5, Class 2A2,
(1 mo. Term SOFR + 0.354%),
5.69%, 08/25/37(b) ......... 2,174,071

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 759,712 JP Morgan Mortgage Trust, Series
2007-A5, Class 2A1,
2.79%, 10/25/37(b) ......... $ 509,808
6,183,685 JP Morgan Mortgage Trust, Series
2007-S3, Class 1A10,
6.25%, 08/25/37 ........... 1,844,805
20,183 JP Morgan Mortgage Trust, Series
2017-5, Class A1B,
3.91%, 10/26/48(a)(b) ....... 19,857
93,946,832 JP Morgan Mortgage Trust, Series
2021-INV5, Class A2X,
0.50%, 12/25/51(a)(b) ....... 2,531,867
5,526,238 JP Morgan Mortgage Trust, Series
2021-INV5, Class A5X,
0.50%, 12/25/51(a)(b) ....... 148,933
99,473,070 JP Morgan Mortgage Trust, Series
2021-INV5, Class AX1,
0.19%, 12/25/51(a)(b) ....... 910,387
1,264,760 JP Morgan Mortgage Trust, Series
2021-INV5, Class B4,
3.19%, 12/25/51(a)(b) ....... 973,226
442,693 JP Morgan Mortgage Trust, Series
2021-INV5, Class B5,
3.19%, 12/25/51(a)(b) ....... 285,518
1,509,829 JP Morgan Mortgage Trust, Series
2021-INV5, Class B6,
2.83%, 12/25/51(a)(b) ....... 603,588
31,323,985 JP Morgan Mortgage Trust, Series
2021-INV7, Class A2X,
0.50%, 02/25/52(a)(b) ....... 847,163
18,787,330 JP Morgan Mortgage Trust, Series
2021-INV7, Class A3X,
0.50%, 02/25/52(a)(b) ....... 406,695
7,872,776 JP Morgan Mortgage Trust, Series
2021-INV7, Class A4X,
0.50%, 02/25/52(a)(b) ....... 319,591
3,410,886 JP Morgan Mortgage Trust, Series
2021-INV7, Class A5X,
0.50%, 02/25/52(a)(b) ....... 92,248
61,395,067 JP Morgan Mortgage Trust, Series
2021-INV7, Class AX1,
0.27%, 02/25/52(a)(b) ....... 799,266
3,738,365 JP Morgan Mortgage Trust, Series
2021-INV7, Class B1,
3.27%, 02/25/52(a)(b) ....... 3,061,425
877,340 JP Morgan Mortgage Trust, Series
2021-INV7, Class B2,
3.27%, 02/25/52(a)(b) ....... 701,966
1,220,577 JP Morgan Mortgage Trust, Series
2021-INV7, Class B3,
3.27%, 02/25/52(a)(b) ....... 950,405
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 648,516 JP Morgan Mortgage Trust, Series
2021-INV7, Class B4,
3.27%, 02/25/52(a)(b) ....... $ 499,623
266,962 JP Morgan Mortgage Trust, Series
2021-INV7, Class B5,
3.27%, 02/25/52(a)(b) ....... 177,654
872,356 JP Morgan Mortgage Trust, Series
2021-INV7, Class B6,
3.01%, 02/25/52(a)(b) ....... 343,452
3,291,432 Legacy Mortgage Asset Trust, Series
2019-SL2, Class B,
9.10%, 02/25/59(a)(e ) ....... 540,142
3,849,222 Legacy Mortgage Asset Trust, Series
2019-SL2, Class M,
4.25%, 02/25/59(a)(b) ....... 2,802,878
4,203,122 MASTR Asset Securitization Trust,
Series 2007-1, Class 1A4,
6.50%, 11/25/37 ........... 994,866
2,271,923 MASTR Reperforming Loan Trust,
Series 2005-2, Class 1A3,
7.50%, 05/25/35(a) ......... 1,648,645
969,421 MASTR Resecuritization Trust, Series
2008-3, Class A1,
5.67%, 08/25/37(a)(b) ....... 361,675
5,095,129 MCM Trust, Series 2021-VFN1,
2.50%, 09/25/31(d)( f ) ....... 4,893,071
3,860,965 MCM Trust, Series 2021-VFN1,
Class CERT,
3.00%, 08/25/28(d)( f ) ....... 2,536,563
1,583,276 Merrill Lynch Alternative Note Asset
Trust, Series 2007-OAR2,
Class A2,
(1 mo. Term SOFR + 0.534%),
5.87%, 04/25/37(b) ......... 1,256,803
533,568 Merrill Lynch Mortgage Investors
Trust, Series 2006-A3, Class 3A1,
4.63%, 05/25/36(b) ......... 362,587
376,921 Merrill Lynch Mortgage Investors
Trust, Series 2006-AF2,
Class AF1,
6.25%, 10/25/36 ........... 156,259
2,490,495 Morgan Stanley Re-REMIC Trust,
Series 2010-R5, Class 7B, STEP,
3.20%, 05/26/37(a) ......... 2,515,652
2,364,121 Morgan Stanley Resecuritization Trust,
Series 2013-R7, Class 1B,
(1 mo. Term SOFR + 0.274%),
5.79%, 12/26/46(a)(b) ....... 2,149,447

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 626,985 MortgageIT Trust, Series 2004-1,
Class B1,
(1 mo. Term SOFR + 1.914%),
7.25%, 11/25/34(b) ......... $ 573,658
1,389,000 New Residential Mortgage Loan Trust,
Series 2020-NQM1, Class B2,
4.52%, 01/26/60(a)(b) ....... 1,079,208
2,739,405 NYMT Loan Trust, Series 2020-SP2,
Class A1,
5.94%, 10/25/60(a)(b) ....... 2,726,451
3,121,329 PRET LLC, Series 2024-NPL1,
Class A1, STEP,
7.14%, 01/25/54(a) ......... 3,128,451
2,242,922 Prime Mortgage Trust, Series 2006-
DR1, Class 2A1,
5.50%, 05/25/35(a) ......... 1,926,970
1,148,427 Prime Mortgage Trust, Series 2006-
DR1, Class 2A2,
6.00%, 05/25/35(a) ......... 917,222
2,939,446 PRPM LLC, Series 2020-4, Class A1,
STEP,
5.61%, 10/25/25(a) ......... 2,931,593
2,204,075 RCO Mortgage LLC, Series 2024-1,
Class A1,
7.02%, 01/25/29(a) ......... 2,204,074
366,838 Reperforming Loan REMIC Trust,
Series 2006-R2, Class AF1,
(1 mo. Term SOFR + 0.534%),
5.87%, 07/25/36(a)(b) ....... 335,238
5,176,263 Residential Accredit Loans, Inc., Series
2005-QA10, Class A21,
4.69%, 09/25/35(b) ......... 2,222,145
1,362,237 Residential Accredit Loans, Inc., Series
2005-QA12, Class NB4,
5.37%, 12/25/35(b) ......... 1,209,347
3,523,494 Residential Accredit Loans, Inc., Series
2005-QA4, Class A11,
4.52%, 04/25/35(b) ......... 1,613,613
480,068 Residential Accredit Loans, Inc., Series
2006-QO5, Class 2A1,
(1 mo. Term SOFR + 0.494%),
5.83%, 05/25/46(b) ......... 436,666
412,376 Residential Accredit Loans, Inc., Series
2006-QS15, Class A1,
6.50%, 10/25/36 ........... 346,029
2,672,722 Residential Accredit Loans, Inc., Series
2007-QS1, Class 1A5,
(1 mo. Term SOFR + 0.664%),
6.00%, 01/25/37(b) ......... 1,881,135
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 641,451 Residential Asset Securitization Trust,
Series 2006-A7CB, Class 2A5,
(1 mo. Term SOFR + 0.364%),
5.70%, 07/25/36(b) ......... $ 117,892
1,884,195 Residential Funding Mortgage
Securities I, Inc. Trust, Series
2005-SA4, Class 2A1,
5.15%, 09/25/35(b) ......... 1,169,627
5,695,911 Residential Funding Mortgage
Securities I, Inc. Trust, Series
2006-SA2, Class 2A1,
5.36%, 08/25/36(b) ......... 3,964,234
82,101 Residential Funding Mortgage
Securities I, Inc. Trust, Series
2006-SA3, Class 2A1,
5.72%, 09/25/36(b) ......... 45,855
2,150,000 Residential Mortgage Loan Trust,
Series 2020-1, Class B2,
4.67%, 01/26/60(a)(b) ....... 1,766,521
3,750,000 Residential Mortgage Loan Trust,
Series 2020-2, Class B2,
5.40%, 05/25/60(a)(b) ....... 3,041,133
2,814,000 Residential Mortgage Loan Trust,
Series 2021-1R, Class B1,
3.42%, 01/25/65(a)(b) ....... 2,271,667
10,586,710 Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class B,
12.01%, 07/25/56(a)(e ) ...... 1,195,451
16,381,147 Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class BIO,
0.75%, 07/25/56(a)(b) ....... 1,677,041
4,689,298 Seasoned Credit Risk Transfer Trust,
Series 2018-2, Class BX,
1.67%, 11/25/57(b) ......... 1,669,765
2,604,889 Seasoned Credit Risk Transfer Trust,
Series 2018-3, Class BX,
0.89%, 08/25/57(a)(b) ....... 861,567
5,734,735 Seasoned Loans Structured Transaction
Trust, Series 2020-3, Class M1,
4.75%, 04/26/60(a)(b) ....... 5,570,998
100,000 SG Residential Mortgage Trust, Series
2019-3, Class B1,
4.08%, 09/25/59(a)(b) ....... 85,008
175,000 SG Residential Mortgage Trust, Series
2020-2, Class B1,
4.25%, 05/25/65(a)(b) ....... 153,380
257,000 SG Residential Mortgage Trust, Series
2020-2, Class M1,
3.19%, 05/25/65(a)(b) ....... 217,846

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 2,425,000 Spruce Hill Mortgage Loan Trust,
Series 2020-SH1, Class B2,
4.68%, 01/28/50(a)(b) ....... $ 2,033,926
1,001,709 Structured Adjustable Rate Mortgage
Loan Trust, Series 2005-11,
Class 1A1,
5.18%, 05/25/35(b) ......... 782,982
1,555,537 Structured Adjustable Rate Mortgage
Loan Trust, Series 2006-3,
Class 4A,
3.83%, 04/25/36(b) ......... 859,010
840,088 Structured Asset Mortgage Investments
II Trust, Series 2006-AR4,
Class 4A1,
(1 mo. Term SOFR + 0.474%),
5.81%, 06/25/36(b) ......... 809,842
2,905,936 Structured Asset Mortgage Investments
II Trust, Series 2006-AR5,
Class 4A1,
(1 mo. Term SOFR + 0.554%),
5.89%, 05/25/46(b) ......... 996,343
1,030,076 Structured Asset Mortgage Investments
II Trust, Series 2007-AR4,
Class GA4B,
(1 mo. Term SOFR + 0.474%),
5.81%, 09/25/47(b) ......... 914,711
2,151,088 Structured Asset Securities Corp.,
Series 2005-RF3, Class 1A,
(1 mo. Term SOFR + 0.464%),
5.80%, 06/25/35(a)(b) ....... 1,837,567
13,255,676 Structured Asset Securities Corp.
Mortgage Loan Trust, Series
2006-RF3, Class 1A2,
6.00%, 10/25/36(a) ......... 7,431,510
394,449 Suntrust Adjustable Rate Mortgage
Loan Trust, Series 2007-2,
Class 3A3,
4.71%, 04/25/37(b) ......... 234,820
128,888 Suntrust Adjustable Rate Mortgage
Loan Trust, Series 2007-2,
Class 4A1,
4.43%, 04/25/37(b) ......... 63,984
57,860 Thornburg Mortgage Securities Trust,
Series 2007-3, Class 4A1,
(12 mo. Term SOFR + 1.965%),
6.80%, 06/25/47(b) ......... 56,323
4,000,000 TRK Trust, Series 2022-INV1,
Class B1,
4.03%, 02/25/57(a)(b) ....... 3,066,305
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 5,290,989 TVC Holdings Plc, Series 2021-1,
Class A,
2.38%, 02/01/51(d)(f ) ....... $ 4,833,139
1,322,747 TVC Holdings Plc, Series 2021-1,
Class CERT,
0.48%, 02/01/51(d)(e)(f) ..... 1,148,879
3,951,000 TVC Mortgage Trust, Series 2023-
RTL1, Class A1, STEP,
8.25%, 11/25/27(a) ......... 3,975,706
3,343,000 Verus Securitization Trust, Series 2019-
INV3, Class M1,
3.28%, 11/25/59(a)(b) ....... 3,040,793
3,162,000 Verus Securitization Trust, Series 2021-
1, Class B1,
2.98%, 01/25/66(a)(b) ....... 2,325,907
5,000,000 Verus Securitization Trust, Series 2022-
1, Class B1,
4.01%, 01/25/67(a)(b) ....... 3,681,284
2,680,000 Verus Securitization Trust, Series 2023-
INV1, Class M1,
7.59%, 02/25/68(a)(b) ....... 2,719,499
3,300,000 Vista Point Securitization Trust, Series
2020-2, Class B2,
5.16%, 04/25/65(a)(b) ....... 2,709,413
25,444,393 Voyager OPTONE Delaware Trust,
Series 2009-1, Class SAA7,
2.42%, 02/25/38(a)(b) ....... 5,839,091
1,113,801 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2005-10, Class 1CB,
6.50%, 11/25/35 ........... 732,460
634,426 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2005-10, Class 2A6,
5.50%, 11/25/35 ........... 548,279
3,485,118 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2006-1, Class 4CB,
6.50%, 02/25/36 ........... 2,623,384
3,688,687 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2006-5, Class 3A3, STEP,
6.72%, 07/25/36 ........... 865,360
1,090,631 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2006-AR6, Class 2A,
(12 mo. Federal Reserve
Cumulative Average USD +
0.960%),
6.02%, 08/25/46(b) ......... 587,548

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 676,691 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2007-HY7, Class 2A2,
3.77%, 07/25/37(b) ......... $ 543,262
5,344,910 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2007-OA4, Class 2A,
(12 mo. Federal Reserve
Cumulative Average USD +
0.798%),
5.86%, 05/25/47(b) ......... 4,367,061
2,314,010 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2007-OA5, Class 2A,
(12 mo. Federal Reserve
Cumulative Average USD +
0.798%),
5.86%, 06/25/47(b) ......... 1,828,055
1,163,777 Washington Mutual Mortgage Pass-
Through Certificates WMALT
Trust, Series 2005-11, Class A1,
5.75%, 01/25/36 ........... 980,018
2,364,582 Washington Mutual Mortgage Pass-
Through Certificates WMALT
Trust, Series 2005-11, Class A7,
5.75%, 01/25/36 ........... 1,990,657
1,536,193 Washington Mutual Mortgage Pass-
Through Certificates WMALT
Trust, Series 2005-9, Class 5A3,
(1 mo. Term SOFR + 1.464%),
6.25%, 11/25/35(b) ......... 1,117,967
3,720,845 Washington Mutual Mortgage Pass-
Through Certificates WMALT
Trust, Series 2007-5, Class A6,
6.00%, 06/25/37 ........... 3,264,854
492,448 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A1,
(1 mo. Term SOFR + 0.434%),
5.77%, 03/25/37(b) ......... 383,062
4,114,180 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A2,
(1 mo. Term SOFR + 6.566%),
1.23%, 03/25/37(b)(d) ...... 313,515
871,828 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A8,
(1 mo. Term SOFR + 0.654%),
5.99%, 03/25/37(b) ......... 680,136
783,880 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A9,
(1 mo. Term SOFR + 0.604%),
5.94%, 03/25/37(b) ......... 614,405
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,029,025 Wells Fargo Mortgage Backed
Securities Trust, Series 2008-AR1,
Class A2,
5.14%, 03/25/38(b) ......... $ 830,316
1,715,332 Western Mortgage Reference Notes,
Series 2021-CL2, Class M1,
(SOFR 30A + 3.150%),
8.49%, 07/25/59(a)(b) ....... 1,734,336
2,413,631 Western Mortgage Reference Notes,
Series 2021-CL2, Class M2,
(SOFR 30A + 3.700%),
9.04%, 07/25/59(a)(b) ....... 2,440,289
486,548,636
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.6%
698,437 Bayview Commercial Asset Trust,
Series 2005-4A, Class M2,
(1 mo. Term SOFR + 0.819%),
6.16%, 01/25/36(a)(b) ....... 644,747
595,829 Bayview Commercial Asset Trust,
Series 2005-4A, Class M3,
(1 mo. Term SOFR + 0.864%),
6.20%, 01/25/36(a)(b) ....... 550,276
867,398 Bayview Commercial Asset Trust,
Series 2006-2A, Class B1,
(1 mo. Term SOFR + 1.419%),
6.76%, 07/25/36(a)(b) ....... 815,036
4,874,533 Bayview Commercial Asset Trust,
Series 2007-4A, Class A1,
(1 mo. Term SOFR + 0.789%),
6.13%, 09/25/37(a)(b) ....... 4,462,913
5,865,920 Bayview Commercial Asset Trust,
Series 2007-5A, Class A4,
(1 mo. Term SOFR + 1.614%),
6.95%, 10/25/37(a)(b) ....... 3,383,353
7,530,803 Bayview Commercial Asset Trust,
Series 2007-6A, Class A4A,
(1 mo. Term SOFR + 1.614%),
6.95%, 12/25/37(a)(b) ....... 6,419,573
2,728,500 BX Commercial Mortgage Trust, Series
2019-XL, Class J,
(1 mo. Term SOFR + 2.764%),
8.10%, 10/15/36(a)(b) ....... 2,652,009
1,147,476 CBA Commercial Small Balance
Commercial Mortgage, Series
2007-1A, Class A, STEP,
6.26%, 07/25/39(a) ......... 1,069,486

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$ 768,108 Lehman Brothers Small Balance
Commercial Mortgage Trust,
Series 2007-2A, Class M1,
(1 mo. Term SOFR + 0.514%),
5.85%, 06/25/37(a)(b) ....... $ 759,024
3,000,000 Lehman Brothers Small Balance
Commercial Mortgage Trust,
Series 2007-2A, Class M2,
(1 mo. Term SOFR + 0.714%),
6.05%, 06/25/37(a)(b) ....... 2,424,243
3,600,000 Lehman Brothers Small Balance
Commercial Mortgage Trust,
Series 2007-3A, Class M2,
(1 mo. Term SOFR + 2.114%),
7.45%, 10/25/37(a)(b) ....... 3,133,649
1,359,593 Velocity Commercial Capital Loan
Trust, Series 2018-2, Class M4,
5.32%, 10/26/48(a)(b) ....... 1,109,441
498,967 Velocity Commercial Capital Loan
Trust, Series 2018-2, Class M5,
6.36%, 10/26/48(a)(b) ....... 389,981
1,087,834 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M2,
4.01%, 03/25/49(a)(b) ....... 958,999
1,298,508 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M3,
4.12%, 03/25/49(a)(b) ....... 1,111,510
1,538,475 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M4,
4.61%, 03/25/49(a)(b) ....... 1,298,511
1,046,981 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M5,
5.70%, 03/25/49(a)(b) ....... 894,524
275,876 Velocity Commercial Capital Loan
Trust, Series 2019-2, Class M5,
4.93%, 07/25/49(a)(b) ....... 234,414
1,853,038 Velocity Commercial Capital Loan
Trust, Series 2021-1, Class M5,
3.97%, 05/25/51(a)(b) ....... 1,323,707
1,241,259 Velocity Commercial Capital Loan
Trust, Series 2021-2, Class M5,
4.01%, 08/25/51(a)(b) ....... 899,794
1,241,259 Velocity Commercial Capital Loan
Trust, Series 2021-2, Class M6,
4.92%, 08/25/51(a)(b) ....... 878,142
2,364,519 Velocity Commercial Capital Loan
Trust, Series 2021-2, Class M7,
6.54%, 08/25/51(a)(b) ....... 1,720,241
4,319,274 Velocity Commercial Capital Loan
Trust, Series 2021-3, Class M5,
4.33%, 10/25/51(a)(b) ....... 3,084,991
Principal
Amount Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$ 1,969,995 Velocity Commercial Capital Loan
Trust, Series 2021-4, Class M5,
5.68%, 12/26/51(a)(b) ....... $ 1,461,084
3,559,526 Velocity Commercial Capital Loan
Trust, Series 2021-4, Class M6,
7.04%, 12/26/51(a)(b) ....... 2,486,531
4,416,327 Velocity Commercial Capital Loan
Trust, Series 2022-1, Class M4,
5.20%, 02/25/52(a)(b) ....... 3,348,076
2,322,897 Velocity Commercial Capital Loan
Trust, Series 2022-4, Class M2,
6.97%, 08/25/52(a)(b) ....... 2,258,595
1,896,889 Velocity Commercial Capital Loan
Trust, Series 2022-4, Class M3,
7.53%, 08/25/52(a)(b) ....... 1,711,143
3,953,602 Velocity Commercial Capital Loan
Trust, Series 2023-2, Class M2,
8.00%, 05/25/53(a)(b) ....... 3,976,024
1,239,676 Velocity Commercial Capital Loan
Trust, Series 2023-3, Class M2,
8.27%, 08/25/53(a)(b) ....... 1,256,662
1,239,676 Velocity Commercial Capital Loan
Trust, Series 2023-3, Class M3,
9.32%, 08/25/53(a)(b) ....... 1,253,726
2,984,071 Velocity Commercial Capital Loan
Trust, Series 2023-4, Class M2,
9.08%, 11/25/53(a)(b)(e) ..... 3,106,269
995,685 Velocity Commercial Capital Loan
Trust, Series 2023-4, Class M4,
10.72%, 11/25/53(a)(b) ...... 936,402
62,013,076
Total Non-Agency Mortgage-Backed Securities
(Cost $628,071,108)
548,561,712
U.S. GOVERNMENT SPONSORED AGENCY
MORTGAGE-BACKED SECURITIES — 0.1%
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
1,349,204 Freddie Mac STACR Debt Notes,
Series 2017-DNA1, Class B2,
(SOFR 30A + 10.114%),
15.46%, 07/25/29(b) ........ 1,548,069
29,416 Freddie Mac STACR Securitized
Participation Interests Trust,
Series 2018-SPI2, Class M2,
3.84%, 05/25/48(a)(b) ....... 28,146
Total U.S. Government Sponsored Agency Mortgage-
Backed Securities
(Cost $1,315,394)
1,576,215

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
U.S. GOVERNMENT SECURITIES — 32.4%
U.S. Treasury Bonds — 26.2%
$ 41,315,000 3.63%, 08/15/43 ............... $ 37,402,986
42,400,000 3.63%, 02/15/44 ............... 38,277,594
48,055,000 3.38%, 05/15/44 ............... 41,719,624
47,350,000 3.13%, 08/15/44 ............... 39,441,070
47,550,000 3.00%, 02/15/47 ............... 38,075,291
52,750,000 2.75%, 08/15/47 ............... 40,186,846
60,400,000 3.00%, 08/15/48 ............... 47,987,328
46,350,000 3.38%, 11/15/48 ............... 39,424,658
47,000,000 3.00%, 02/15/49 ............... 37,293,398
47,300,000 2.88%, 05/15/49 ............... 36,626,090
81,560,000 1.25%, 05/15/50 ............... 42,388,898
103,400,000 1.63%, 11/15/50 ............... 59,446,923
82,250,000 2.38%, 05/15/51 ............... 56,832,822
78,500,000 3.00%, 08/15/52 ............... 62,162,188
617,265,716
U.S. Treasury Notes — 6.2%
150,000,000 0.75%, 11/15/24 ............... 145,259,766
Total U.S. Government Securities
(Cost $1,017,953,660)
762,525,482
Principal
Amount Value
CASH SWEEP — 3.8%
UNITED STATES — 3.8%
$ 88,716,161 Citibank - US Dollars on Deposit in
Custody Account, 2.10%(g) ... $ 88,716,161
Total Cash Sweep
(Cost $88,716,161)
88,716,161
TOTAL INVESTMENTS — 99.3%
(Cost $2,794,090,793)
$ 2,334,536,345
OTHER ASSETS IN EXCESS OF
LIABILITIES — 0.7%
15,751,816
NET ASSETS — 100.0%
$ 2,350,288,161
(a) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The aggregate value is $754,928,723, which is 32.12% of net assets.
These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except as indicated in (d ).
(b) Floating rate security. Rate shown is the rate in effect as of January
31, 2024.
(c) Perpetual security with no stated maturity date.
(d) These securities have been determined to be illiquid in accordance with procedures adopted by the Fund’s Board of Directors.
(e) Zero coupon security. The rate represents the yield at time of purchase.
(f) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $17,514,187 which is 0.75% of net assets and the cost is $20,882,359.
(g) The rate shown represents the current yield as of January 31, 2024.
Reference Entity Counterparty
Payment/
Expiration Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Total Return Swap Agreements
Total return swap with Barclays Barclays Bank Plc 12/04/2024 $ 50,000 $ 3,775,665 $ – $ 3,775,665
receiving total return of the Barclays
US Mortgage Backed Securities
Index over the initial level of
1,945.47 and paying a (SOFR
RATE + 0.750%) at expiration date
Total return swap with Barclays Barclays Bank Plc 11/13/2024 80,000 (103,941) – (103,941)
receiving total return of the Barclays
US Mortgage Backed Securities
Index over the initial level of
2,120.01 and paying a (SOFR
RATE + 0.750%) at expiration date
Total Return Swap Agreements $ 3,671,724

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
The following abbreviations are used in the report:
CLO — Collateralized Loan Obligation
ETF — Exchange-Traded Fund
LIBOR — London Interbank Offered Rate
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
SOFR 30A — Secured Overnight Financing Rate 30 Day Average USD
SPDR — Standard & Poor's Depositary Receipt
STEP — Step Coupon Bond
USD — U.S. Dollar
Portfolio Diversification by Sector (Unaudited)
Sector:
Percentage
of Net Assets
Asset-Backed Securities ......................... 17.6%
Corporate Bonds ............................. 7.1
Exchange-Traded Funds ........................ 14.8
Non-Agency Mortgage-Backed Securities ............ 23.3
Preferred Stocks .............................. 0.2
U.S. Government Agencies and Securities ........... 32.5
Other
*
...................................... 4.5
100.0%
* Includes cash and equivalents, swap agreements, pending trades and
Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.